                                                      Registration No. 333-57062


    As filed with the Securities and Exchange Commission on December 4, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM S-6
                         POST-EFFECTIVE AMENDMENT NO. 1
                        TO REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
       OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                           SEPARATE ACCOUNT USL VL-R
                             (Exact Name of Trust)

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                           (Exact Name of Depositor)
                          390 Park Avenue, 5/th/ Floor
                            New York, New York 10022
         (Complete Address of Depositor's Principal Executive Offices)

                             Pauletta P. Cohn, Esq.
                   General Counsel, Life Insurance Operations
                        American General Life Companies
                               2929 Allen Parkway
                           Houston, Texas 77019-2155
                (Name and Complete Address of Agent for Service)

                Title and Amount of Securities Being Registered:
                  An Indefinite Amount of Units of Interest in
        The United States Life Insurance Company in the City of New York
                           Separate Account USL VL-R
                     Under Variable Life Insurance Policies

Amount of Filing Fee:  None required.

It is proposed that this filing will become effective on January 2, 2002 pursuant to paragraph (b) of Rule 485.

Registrant elects to be governed by Rule 63-e(T)(b)(13)(i)(A) under the Investment Company Act of 1940, with respect to the Variable Life Insurance Policies described in the Prospectus.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                           SEPARATE ACCOUNT USL VL-R
                  RECONCILIATION AND TIE BETWEEN ITEMS IN FORM
                           N-8B-2 AND THE PROSPECTUS
                    (PURSUANT TO INSTRUCTION 4 OF FORM S-6)

                             CROSS REFERENCE SHEET


ITEM NO. OF FORM N-8B-2*                           PROSPECTUS CAPTION
-----------------------------                      ------------------
1                                                  Additional Information: Separate Account USL VL-R.
2                                                  Additional Information: USL.
3                                                  Inapplicable.
4                                                  Additional Information: Distribution of Policies.
5, 6                                               Additional Information: Separate Account USL VL-R.
7                                                  Inapplicable.**
8                                                  Inapplicable.**
9                                                  Additional Information: Legal Matters.
10(a)                                              Additional Information: Your Beneficiary, Assigning
                                                    Your Policy.
10(b)                                              Basic Questions You May Have: How will the value
                                                    of my investment in a Policy change over time?
10(c)(d)                                           Basic Questions You May Have: How can I change
                                                    my Policy's insurance coverage?  How can I access
                                                    my investment in a Policy? Can I choose the form
                                                    in which USL pays out any proceeds from my Policy?
                                                    Additional Information: Tax Effects. Assigning Your Policy.
                                                    Payment of Policy Proceeds.
10(e)                                              Basic Questions You May Have: Must I invest any
                                                    minimum amount in a policy? Additional Information: Tax Effects
10(f)                                              Additional Information: Voting Privileges.
10(g)(1), 10(g)(4), 10(h)(3), 10(h)(2)             Basic Questions You May Have: To what extent will
                                                    USL vary the terms and conditions of the Policies
                                                    in particular cases?  Additional Information: Voting
                                                    Privileges; Additional Rights That We Have.
10(g)(3), 10(g)(4), 10(h)(3), 10(h)(4)             Inapplicable.**
10(i)                                              Basic Questions You May Have: How can I change my
                                                    Policy's insurance coverage? What additional
                                                    rider benefits might I select? Additional
                                                    Information: Separate Account USL VL-R. Tax
                                                    Effects.
11                                                 Basic Questions You May Have: How will the value
                                                    of my investment in a Policy change over time?
                                                    Additional Information: Separate Account
                                                    USL VL-R.
12(a)                                              Additional Information: Separate Account USL
                                                    VL-R. Front Cover.
12(b)                                              Inapplicable.**
12(c), 12(d)                                       Inapplicable.**
12(e)                                              Inapplicable, because the Separate Account has not
                                                    commence operations.
13(a)                                              Basic Questions You May Have: What charges will
                                                    USL deduct from my investment in a Policy?  What
                                                    charges and expenses will the Mutual Funds


ITEM NO. OF FORM N-8B-2*                           PROSPECTUS CAPTION
-----------------------------                      ------------------
                                                    deduct from the amounts I invest through my Policy?
                                                    How can I change my Policy's insurance coverage?
                                                    How can I access my investment? Additional Information:
                                                    More About Policy Charges. More About Policy Charges.
                                                    More about our Declared Fixed Interest Account Option.
13(b)                                              Inapplicable.
13(c)                                              Inapplicable.**
13(d)                                              Basic Questions You May Have: To what extent will
                                                    USL vary the terms and conditions of the Policy in
                                                    particular cases?
13(e)                                              None.
13(f), 13(g)                                       Inapplicable.**
14                                                 Basic Questions You May Have: How can I invest
                                                    money in a Policy? How will the value of my
                                                    investment in a Policy change over time?
                                                    Additional Information: Service Agreements.
15                                                 Basic Questions You May Have: How can I invest
                                                    money in a Policy?  How do I communicate with USL?
                                                    Additional Information: Effective Date of Policy
                                                    and Related Transactions.
16                                                 Basic Questions You May Have: How will the value
                                                    of my investment in a Policy change over time?
                                                    Additional Information: Separate Account USL VL-R.

ITEM NO.                                           ADDITIONAL INFORMATION
-----------------------------                      ----------------------
17(a), 17(b)                                       Captions referenced under Items 10(c), 10(d), and 10(e).
17(c)                                              Inapplicable.**
18(a)                                              Captions referred to under Item 16.
18(b), 18(d)                                       Inapplicable.**
18(c)                                              Additional Information: Separate Account USL VL-R.
19                                                 Additional Information: Separate Account USL VL-R;
                                                    Performance Information: Our Reports to Policy Owners.
20(a), 20(b), 20(c), 20(d), 20(e), 20(f)           Inapplicable.**
21(a), 21(b)                                       Basic Questions You May Have: How can I access
                                                    my investment in a Policy? Additional Information:
                                                    Payment of Policy Proceeds.
21(c)                                              Inapplicable.**
22                                                 Additional Information: USL. Tax Effects.
                                                    Payment of Policy Proceeds. Service Agreements.
23                                                 Inapplicable.**
24                                                 Additional Information: Additional Rights That We
                                                    Have.
25                                                 Additional Information: USL.
26                                                 Inapplicable, because the Separate Account did
                                                    not commence operations.
27                                                 Inapplicable, because the Separate Account has not
                                                    commenced operations.
28                                                 Additional Information: USL's Management.
29                                                 Additional Information: USL.
30, 31, 32, 33, 34                                 Inapplicable, because the Separate Account has not
                                                    commence operations.
35                                                 Inapplicable, because the Separate Account has not
                                                    commenced operations.
36                                                 Inapplicable.**


ITEM NO. OF FORM N-8B-2*                           PROSPECTUS CAPTION
-----------------------------                      ------------------
37                                                 None.
38, 39                                             Additional Information: Distribution of the Policies.
40                                                 Inapplicable, because the Separate Account has not
                                                    commence operations.
41(a)                                              Additional Information: Distribution of the Policies.
41(b), 41(c)                                       Inapplicable**
42,43                                              Inapplicable, because the Separate Account has not
                                                    commenced operations or issue any securities.
44(a)(1)                                           Basic Questions You May Have: How will the value
                                                    of my investment in a Policy change over time?
44(a)(2)                                           Inapplicable.
44(a)(3), 44(a)(4),44(a)(5), 44(a)(6)              Basic Questions You May Have: What charges will
                                                    USL deduct from my investment in a Policy?
                                                    Additional Information: Tax Effects.
44(b)                                              Inapplicable.**
44(c)                                              Caption referenced in 13(a), 13(c) and 13(d) above.
45                                                 Inapplicable, because the Separate Account has not
                                                    commenced operations.
46(a)                                              Captions referenced in 44(a) above.
46(b)                                              Inapplicable.**
47, 48, 49                                         Inapplicable.**
50                                                 Inapplicable.**
51                                                 Inapplicable.**
52(a), 52(c)                                       Basic Questions You May Have: To what extent can
                                                    USL vary the terms and conditions of the Policy in
                                                    particular cases? Additional Information: Additional
                                                    Rights That We Have.
52(b)                                              Inapplicable, because the Separate Account has not
                                                    commenced operations or issued any securities.
52(d)                                              None.
53(a)                                              Additional Information: Separate Accounts USL
                                                    VL-R. Tax Effects.
53(b), 54                                          Inapplicable.**
55                                                 Illustrations of Hypothetical Policy Benefits.
56-58                                              Inapplicable.**
59                                                 Financial Statements.

--------------
* Registrant includes this Reconciliation and Tie in its Registration Statement in compliance with Instruction 4 as to the Prospectus as set out in Form S-6. Separate Account USL VL-R (Account) has previously filed a notice of registration as an investment company on Form N-8A under the Investment Company Act of 1940 (Act), and a Form N-8B-2 Registration Statement. Pursuant to Sections 8 and 30(b)(1) of the
     Act, Rule 30a-1 under the Act, and Forms N-8B-2 and N-SAR under that
     Act, the Account will keep its Form N-8B-2 Registration Statement current through the filing of periodic reports required by the Securities and Exchange Commission (Commission).

** Not required pursuant to either Instruction 1(a) as to the Prospectus as set out in Form S-6 or the administrative practice of the Commission and its staff of adapting the disclosure requirements of the Commission's registration statement forms in recognition of the differences between variable life insurance policies and other periodic payment plan certificates issued by investment companies and between separate accounts organized as management companies and unit investment trusts.


                                              PLATINUM INVESTOR(SM) SURVIVOR

                    LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (THE "POLICIES") ISSUED BY
                             THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK ("USL")

ADMINISTRATIVE CENTER:                 HOME OFFICE:                    PREMIUM PAYMENTS:

(EXPRESS DELIVERY)                     390 Park Ave., 5/th/ Floor      (EXPRESS DELIVERY)
2727-A Allen Parkway                   New York, New York 10022-4684   The United States Life Insurance
Houston, Texas 77019-2191              1-212-709-6000                   Company in the City of New York
1-800-251-3720; 1-713-831-3913                                         c/o Southwest Bank of Texas
(Hearing Impaired) 1-888-436-5258                                      4400 Post Oak Parkway
Fax: 1-877-445-3098                                                    Houston, Texas 77027
(EXCEPT PREMIUM PAYMENTS)                                              Attention: Lockbox Processing


(U.S. MAIL)                                                            (U.S. MAIL)
VUL Administration                                                     The United States Life Insurance
P.O. Box 4880                                                           Company in the City of New York
Houston, Texas 77210-4880                                              P.O. Box 4728, Dept. L
                                                                       Houston, Texas 77210-4728
This booklet is called the "prospectus."

    Investment options. The USL declared fixed interest account is the fixed investment option for these Policies. You can also use
USL's Separate Account USL VL-R ("Separate Account") to invest in the following variable investment options. You may change your selections from time to time:

                          FUND                             INVESTMENT ADVISER                       INVESTMENT OPTION
       ------------------------------------------   --------------------------------   --------------------------------------------

 .      AIM Variable Insurance Funds..............   A I M Advisors, Inc.............   AIM V.I. International Equity Fund
                                                                                       AIM V.I. Value Fund
 .      American Century Variable Portfolios, Inc.   American Century Investment.....   VP Value Fund
                                                     Management, Inc.
 .      Ayco Series Trust.........................   The Ayco Company, L.P...........   Ayco Growth Fund
 .      Credit Suisse Warburg Pincus Trust........   Credit Suisse Asset.............    Small Company Growth Portfolio
                                                     Management, LLC
 .      Dreyfus Investment Portfolios.............   The Dreyfus Corporation.........   MidCap Stock Portfolio - Initial shares
 .      Dreyfus Variable Investment Fund..........   The Dreyfus Corporation.........   Quality Bond Portfolio - Initial shares
                                                                                       Small Cap Portfolio - Initial shares
 .      Fidelity Variable Insurance Products Fund.   Fidelity Management &...........   VIP Asset Manager(SM)  Portfolio
                                                     Research Company                  VIP Contrafund(R) Portfolio
                                                                                       VIP Equity-Income Portfolio
                                                                                       VIP Growth Portfolio
 .      Franklin Templeton Variable Insurance.....   Franklin Advisers, Inc. ........   Franklin U.S. Government Fund - Class 2
        Products Trust                              Franklin Mutual Advisers, LLC...   Mutual Shares Securities Fund - Class 2
                                                    Templeton Investment Counsel,...   Templeton International Securities
                                                     LLC                                Fund - Class 2
 .      Janus Aspen Series - Service Shares.......   Janus Capital...................   Aggressive Growth Portfolio
                                                                                       International Growth Portfolio
                                                                                       Worldwide Growth Portfolio
 .      J. P. Morgan Series Trust II..............   J. P. Morgan Investment ........   J. P. Morgan Small Company Portfolio
                                                     Management Inc.
 .      MFS Variable Insurance Trust..............   Massachusetts Financial Services   MFS Capital Opportunities Series
                                                     Company........................   MFS Emerging Growth Series
                                                                                       MFS New Discovery Series
                                                                                       MFS Research Series
 .      Neuberger Berman Advisers Management......   Neuberger Berman Management.....   Mid-Cap Growth Portfolio
        Trust                                        Inc.
 .      PIMCO Variable Insurance Trust............   Pacific Investment Management...   PIMCO Real Return Bond Portfolio
        Administrative Class                         Company LLC                       PIMCO Short-Term Bond Portfolio
                                                                                       PIMCO Total Return Bond Portfolio
 .      Putnam Variable Trust.....................   Putnam Investment Management,...   Putnam VT Diversified Income Fund - Class IB
                                                     LLC                               Putnam VT Growth and Income Fund - Class IB
                                                                                       Putnam VT International Growth and
                                                                                       Income Fund - Class IB
 .      SAFECO Resource Series Trust..............   SAFECO Asset Management.........   RST Equity Portfolio
                                                     Company                           RST Growth Opportunities Portfolio
 .      The Universal Institutional Funds, Inc....   Morgan Stanley Asset Management.   Equity Growth Portfolio
                                                    Morgan Stanley Investments LP...   High Yield Portfolio
 .      VALIC Company I...........................   VALIC...........................   International Equities Fund
                                                                                       Mid Cap Index Fund
                                                                                       Money Market I Fund
                                                                                       Nasdaq-100(R) Index Fund
                                                                                       Science & Technology Fund
                                                                                       Small Cap Index Fund
                                                                                       Stock Index Fund
 .      Vanguard Variable Insurance Fund..........   Wellington Management...........   High Yield Bond Portfolio
                                                     Company, LLP
                                                    The Vanguard Group..............   REIT Index Portfolio
 .      Van Kampen Life Investment Trust..........   Van Kampen Asset................   Strategic Stock Portfolio
           -Class I Shares                           Management Inc.

     SEPARATE PROSPECTUSES CONTAIN MORE INFORMATION ABOUT THE MUTUAL FUNDS ("FUNDS" OR "MUTUAL FUNDS") IN WHICH WE INVEST THE AMOUNTS THAT YOU ALLOCATE TO ANY OF THE ABOVE-LISTED INVESTMENT OPTIONS (OTHER THAN OUR DECLARED FIXED INTEREST ACCOUNT OPTION). THE FORMAL NAME OF EACH SUCH FUND IS SET FORTH IN THE CHART THAT APPEARS ON PAGE 1. YOUR INVESTMENT RESULTS IN ANY SUCH OPTION WILL DEPEND ON THOSE OF THE RELATED FUND. YOU SHOULD BE SURE YOU ALSO READ THE PROSPECTUS OF THE MUTUAL FUND FOR ANY SUCH INVESTMENT OPTION YOU MAY BE INTERESTED IN. YOU CAN REQUEST FREE COPIES OF ANY OR ALL OF THE MUTUAL FUND PROSPECTUSES FROM YOUR USL REPRESENTATIVE OR FROM US AT OUR ADMINISTRATIVE CENTER LISTED ABOVE.

     Right to return. If for any reason you are not satisfied with your Policy, you may return it to us and we will refund you the greater of (i) any premium payments received by us or (ii) your accumulation value plus any charges that have been deducted. To exercise your right to return your Policy, you must mail it directly to the Administrative Center address shown on the first page of this prospectus or return it to the USL representative through whom you purchased the Policy within 10 days after you receive it. Because you have this right, we will invest your initial net premium payment in the money market investment option from the date your investment performance begins until the first business day that is at least 15 days later. Then we will automatically allocate your investment among the available investment options in the ratios you have chosen. Any additional premium we receive during the 15-day period will also be invested in the money market investment option and allocated to the investment options at the same time as your initial net premium.

     Charges and expenses. We deduct charges and expenses from the amounts you invest in the Policy. These are described beginning on page 6.

     NEITHER THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT AVAILABLE IN ALL STATES.

     THE POLICIES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY SIMILAR AGENCY. THEY ARE NOT A DEPOSIT OR OTHER OBLIGATION OF, NOR ARE THEY GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION. AN INVESTMENT IN A VARIABLE UNIVERSAL LIFE INSURANCE POLICY IS SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.


                    This prospectus is dated January 2, 2002

                            GUIDE TO THIS PROSPECTUS

     This prospectus contains information that you should know before you purchase a Platinum Investor(SM) Survivor variable life policy ("Policy") or exercise any of your rights or privileges under a Policy. Please read this prospectus carefully and keep it for future reference.

     Basic Information. Here are the page numbers in this prospectus where you may find answers to most of your questions:

                                                                          PAGE TO
                                                                        SEE IN THIS
BASIC QUESTIONS YOU MAY HAVE                                             PROSPECTUS
----------------------------------------------------------------------------------
 .  What are the Policies?....................................................    4
 .  How can I invest money in a Policy?.......................................    4
 .  How will the value of my investment in a Policy change over time?.........    6
 .  What charges will USL deduct from my investment in a Policy?..............    6
 .  What charges and expenses will the Mutual Funds deduct from
    amounts I invest through my Policy?......................................    9
 .  What is the amount of insurance ("death benefit")
    that USL pays when the last surviving contingent insured person dies?....   14
 .  What is joint equal age?..................................................   16
 .  Must I invest any minimum amount in a Policy?.............................   16
 .  How can I change my Policy's investment options?..........................   18
 .  How can I change my Policy's insurance coverage?..........................   18
 .  What additional rider benefits might I select?............................   20
 .  How can I access my investment in a Policy?...............................   21
 .  Can I choose the form in which USL pays out proceeds from my Policy?......   23
 .  To what extent can USL vary the terms and conditions of the Policy
    in particular cases?.....................................................   24
 .  How will my Policy be treated for income tax purposes?....................   25
 .  How do I communicate with USL?............................................   25


     Financial statements. We have included certain financial statements of USL in this prospectus. These begin on page Q-1.

     Special words and phrases. If you want more information about any words or phrases that you read in this prospectus, you may wish to refer to the Index of Words and Phrases that appears at the end of this prospectus (page 53, which follows all of the financial pages). That index will refer you to pages that contain more about many of the words and phrases that we use.

                          BASIC QUESTIONS YOU MAY HAVE

WHAT ARE THE POLICIES?

     Summary. This prospectus describes the last survivor flexible premium variable life insurance Policy issued by USL (Policy Form No. 99206N). The Policy is based on the lives of two persons. We call each person a contingent insured. We pay the death benefit proceeds upon the death of the last surviving contingent insured.

     We apply your net premiums to your Policy. You may invest your premiums in our declared fixed interest account or in one or more of the variable investment options, or both. The value of your investment in a variable investment option depends on the investment results of the related Mutual Fund. We do not guarantee any minimum cash value for amounts allocated to the variable investment options. If the Fund investments go down, the value of a Policy can decline. The value of our declared fixed interest account will depend on the interest rates that we declare.

     Other choices you have. During the insured persons' lifetimes, you may, within limits, (1) request an increase or decrease in the amount of insurance,
(2) borrow or withdraw amounts you have invested, (3) choose when and how much you invest, (4) choose whether your accumulation value under your Policy, upon the last surviving contingent insured person's death, will be added to the insurance proceeds we otherwise will pay to the beneficiary, and (5) add or delete certain other optional benefits that we make available by rider to your Policy. At the time of purchase, you can decide whether your policy will be subject to certain tax rules that maximize the cash value or rules that maximize the insurance coverage.

     Illustrations of a hypothetical Policy. Starting on page 26, we have included some examples of how the values of a sample Policy would change over time, based on certain assumptions we have made. Because your circumstances may vary considerably from our assumptions, your USL representative will also provide you with a similar sample illustration that is more tailored to your own circumstances and wishes.

     Additional information. You may find the answers to any other questions you have under "Additional Information" beginning on page 29 or in the forms of our Policy and riders. A table of contents for the "Additional Information" portion of this prospectus also appears on page 29. You can obtain copies of our Policy and rider forms from (and direct any other questions to) your USL representative or our Administrative Center (shown on the first page of this prospectus).

HOW CAN I INVEST MONEY IN A POLICY?

     Premium payments. We call the payments you make "premiums" or "premium payments." The amount we require as your initial premium varies depending on the specifics of your Policy and the contingent insureds. We can refuse to accept a subsequent premium payment that is less than $25. Policies issued with automatic premium payment plans may have different minimums. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount. Premium payments we receive after your right to return expires, as discussed on page 2, will be allocated upon receipt to the available investment options you have chosen.

     Limits on premium payments. Federal tax law may limit the amount of premium payments you can make (relative to the amount of your Policy's insurance coverage) and may impose penalties on amounts you take out of your Policy if you do not observe certain additional requirements. These tax law requirements and a discussion of modified endowment contracts are summarized further under "How will my Policy be treated for income tax purposes?" beginning on page 25 and "Tax Effects" beginning on page 31. We will monitor your premium payments, however, to be sure that you do not exceed permitted amounts or inadvertently incur any tax penalties. The tax law limits can vary as a result of changes you make to your Policy. For example, a reduction in the specified amount of your Policy can reduce the amount of premiums you can pay.

     Also, in certain limited circumstances additional premiums may cause the death benefit to increase by more than they increase your accumulation value.
In such case, we may refuse to accept an additional premium if the contingent insureds do not provide us with adequate evidence that they continue to meet our requirements for issuing insurance.

     Checks and money orders. You may pay premiums by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "The United States Life Insurance Company in the City of New York," or "USL." Premiums after the initial premium should be sent directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the address for premium payments shown on the first page of this prospectus.

     We also accept premium payments by bank draft, wire or by exchange from another insurance company. You may obtain further information about how to make premium payments by any of these methods from your USL representative or from our Administrative Center shown on the first page of this prospectus.

     Dollar cost averaging. Dollar cost averaging is an investment strategy designed to reduce the risks that result from market fluctuations. The strategy spreads the allocation of your accumulation value among your chosen variable investment options over a period of time. This allows you to reduce the risk of investing most of your funds at a time when prices are high. The success of this strategy depends on market trends and is not guaranteed.

     Under dollar cost averaging, we automatically make transfers of your accumulation value from the money market investment option to one or more of the other variable investment options that you choose. You tell us whether you want these transfers to be made monthly, quarterly, semi-annually or annually. We make the transfers as of the end of the valuation period that contains the day of the month that you select other than the 29th, 30th or 31st day of the month. (The term "valuation period" is described on page 39.) You must have at least $5,000 of accumulation value to start dollar cost averaging and each transfer under the program must be at least $100. Dollar cost averaging ceases upon your request, or if your accumulation value in the money market investment option becomes exhausted. You cannot use dollar cost averaging at the same time you are using automatic rebalancing. We do not charge you for using this service.

     Automatic rebalancing. This feature automatically rebalances the proportion of your accumulation value in each investment option under your Policy to correspond to your then current premium allocation designation. You tell us whether you want us to do the rebalancing quarterly, semi-annually or annually. Automatic rebalancing will occur as of the end of the valuation period that contains the date of the month your Policy was issued. For example, if your Policy is dated January 17, and you have requested automatic rebalancing on a quarterly basis, automatic rebalancing will start on April 17, and will occur quarterly thereafter. You must have a total accumulation value of at least $5,000 to begin automatic rebalancing. Rebalancing ends upon your request. You cannot use automatic rebalancing at the same time you are using dollar cost averaging. We do not charge you for using this service.

HOW WILL THE VALUE OF MY INVESTMENT IN A POLICY CHANGE OVER TIME?

     Your accumulation value. From each premium payment you make, we deduct the charges that we describe on page 6 under "Premium tax charge" and "Other deductions from each premium payment." We invest the rest in one or more of the investment options listed in the chart on the first page of this prospectus. We call the amount that is at any time invested under your Policy (including any loan collateral we are holding for your Policy loans) your "accumulation value."

     Your investment options. We invest the accumulation value that you have allocated to any variable investment option in shares of a corresponding Mutual Fund. Over time, your accumulation value in any such investment option will increase or decrease by the same amount as if you had invested in the related Fund's shares directly (and reinvested all dividends and distributions from the Fund in additional Fund shares); except that your accumulation value will also be reduced by certain charges that we deduct. We describe these charges beginning on page 6 under "What charges will USL deduct from my investment in a Policy?"

     You can review other important information about the Mutual Funds that you can choose in the separate prospectuses for those Funds. You can request additional free copies of these prospectuses from your USL representative or from our Administrative Center shown on the first page of this prospectus.

     We invest any accumulation value you have allocated to our declared fixed interest account option as part of our general assets. We credit interest on that accumulation value at a rate, which we declare from time to time. We guarantee that the interest will be credited at an effective annual rate of at least 4%. Although this interest increases the amount of any accumulation value that you have in our declared fixed interest account option, such accumulation value will also be reduced by any charges that are allocated to this option under the procedures described under "Allocation of charges" on page 9. The "daily charge" described on page 7 and the charges and expenses of the Mutual Funds discussed on pages 9 - 14 do not apply to our declared fixed interest account option.

     Policies are "non-participating." You will not be entitled to any dividends from USL.

WHAT CHARGES WILL USL DEDUCT FROM MY INVESTMENT IN A POLICY?

     Premium tax charge. We deduct from each premium a charge for the tax that is then applicable to us in your state or other jurisdiction. These taxes, if any, currently range from 0.75% to 3.5%. You are not permitted to deduct the amount of these taxes on your income tax return.

     Other deductions from each premium payment. After we deduct premium tax from your premium payment, we will deduct 6.5% from the remainder on all premiums received during the first 10 years. Thereafter we will deduct 1% of each premium, after deducting premium taxes. Your Policy refers to these deductions as a Premium Expense Charge. We use these charges to cover sales expenses, including commissions.

     Daily charge. We will deduct a daily charge at an annual effective rate of 0.40% of your accumulation value that is then being invested in any of the variable investment options. After a Policy has been in effect for 10 years, however, we will reduce this rate to an annual effective rate of 0.20%, and after 30 years, to an annual effective rate of 0.10%. We guarantee these rate reductions. We apply this charge to pay for our mortality and expense risks.

     Flat monthly charge. We will deduct $6 from your accumulation value each month. The flat monthly charge makes up a part of the Monthly Administration Fee shown on page 3 of your Policy. We use this charge to pay for the cost of administrative services we provide under the Policies. See "Monthly charge per $1,000 of specified amount" below for a description of the balance of the Monthly Administration Fee.

     Monthly charge per $1,000 of specified amount. We also deduct this charge monthly from your accumulation value for the first 10 Policy years, or for 10 Policy years for any increase in specified amount. The dollar amount of this charge changes whenever there is any change in your Policy's specified amount. (We describe the specified amount under "Your specified amount of insurance" on page 14.) This charge varies according to the specified amount and the premium classes of the contingent insureds. This charge is a maximum of $0.60 for each $1,000 of specified amount. The actual amount of this charge for your Policy is the amount in excess of the first $6 of the Monthly Administration Fee shown on page 3 of your Policy. We use this charge to pay for underwriting costs and other costs of issuing the Policies, and also to help pay for the administrative services we provide under the Policies.

     Monthly insurance charge. Every month we will deduct from your accumulation value a charge based on the cost of insurance rates applicable to your Policy on the date of the deduction and our "amount at risk" on that date. Our amount at risk is the difference between (a) the death benefit that would be payable before reduction by policy loans if the last surviving contingent insured died on that date and (b) the then total accumulation value under the Policy. For otherwise identical Policies, a greater amount at risk results in a higher monthly insurance charge.

     For otherwise identical Policies, a higher cost of insurance rate also results in a higher monthly insurance charge. Our cost of insurance rates are guaranteed not to exceed those that will be specified in your Policy. Our current rates are lower for insured persons in most age and premium classes, although we have the right at any time to raise these rates to not more than the guaranteed maximum. In general, the longer you own your Policy, the higher the cost of insurance rate will be as the contingent insureds grow older.

     Also our cost of insurance rates will generally be lower if one or both of the contingent insureds is a female than if a male. Similarly, our current cost of insurance rates are generally lower for non-tobacco users than tobacco users. On the other hand, contingent insureds who present particular health, occupational or non-work related risks may require higher cost of insurance rates and other additional charges based on the specified amount of insurance coverage under their Policy.

     We use this charge primarily to fund the death benefits we pay under the Policies.

     Under New York law, a portion of our cost of insurance rates is used to recover acquisition costs associated with issuing your Policy. Such acquisition costs are higher in the early policy years.

     Under New York law, any changes in the cost of insurance rates, interest rates, mortality and expense charges, percentage of premium charges or the monthly administration fee will be based on our expectations as to investment earnings, mortality, persistency and expenses (including, reinsurance costs and applicable tax charges). Such changes in policy cost factors will be determined in accordance with procedures and standards on file with the New York Insurance Department and will be determined at least every five years.

     Surrender Charge. The Policies have a surrender charge that applies for a maximum of the first 10 Policy years (and for a maximum of the first 10 Policy years after any requested increase in the Policy's specified amount).

     The amount of the surrender charge depends on the ages and other insurance characteristics of the contingent insureds. The maximum amount of your Policy's surrender charge will be shown in the table beginning on page 25 of the Policy. It may initially be as high as $16.52 per $1,000 of specified amount or as low as $0.47 per $1,000 of specified amount (or any increase in the specified amount).

     We will deduct the entire amount of any then applicable surrender charge from the accumulation value at the time of a full surrender. Upon a requested decrease in a Policy's specified amount, we will deduct any remaining amount of the surrender charge that was associated with the specified amount that is canceled. This includes any decrease that results from any requested partial surrender. See "Partial surrender" beginning on page 21 and "Change of death benefit option" beginning on page 19. For those Policies that lapse in the first 10 Policy years, we use this charge to help recover sales expenses.

     Partial surrender fee. We will charge a maximum fee equal to the lesser of 2% of the amount withdrawn or $25 for each partial surrender you make. We use this charge to help pay for the expense of making a partial surrender.

     Transfer charges. We may charge a $25.00 transfer fee for each transfer between investment options that exceeds 12 each policy year. We do not currently assess this charge, but reserve the right to do so in the future. Any such suspension or charge will be administered in a nondiscriminatory manner. The $25.00 charge will not apply to transfers made under the Dollar Cost Averaging or Automatic Rebalancing provisions.

     Charge for taxes. Although we don't currently do so, we can make a charge in the future for taxes we incur or reserves we set aside for taxes in connection with the Policies. This would reduce the investment experience of your accumulation value.

     For a further discussion regarding the charges we will deduct from your investment in a Policy, see "More About Policy Charges" on page 38.

     Allocation of charges. You may choose the investment options from which we deduct all monthly charges and any applicable surrender charges. If you do not have enough accumulation value in those investment options, we will deduct these charges in the same ratio the charges bear to the unloaned accumulation value you then have in each investment option.

WHAT CHARGES AND EXPENSES WILL THE MUTUAL FUNDS DEDUCT FROM AMOUNTS I INVEST THROUGH MY POLICY?

     Each Mutual Fund pays its investment management fees and other operating expenses. Because they reduce the investment return of a Fund, these fees and expenses also will reduce indirectly the return you will earn on any accumulation value that you have invested in that Fund. The charges and expenses that we show in the following table are for each Fund's most recent fiscal year ended, unless we indicate otherwise:


THE MUTUAL FUNDS' ANNUAL EXPENSES/1/  (as a percentage of average net assets)


                                                         FUND                       OTHER FUND           TOTAL FUND
                                                      MANAGEMENT                    OPERATING            OPERATING
                                                     FEES (AFTER                 EXPENSES (AFTER      EXPENSES (AFTER
                                                       EXPENSE         12b-1         EXPENSE              EXPENSE
                 NAME OF FUND                     REIMBURSEMENT)/3/     FEES    REIMBURSEMENT)/3/    REIMBURSEMENT)/3/
                 ------------                    ------------------    ------   ------------------   ------------------

AIM VARIABLE INSURANCE FUNDS:/1/

AIM V.I. International Equity Fund                     0.73%                           0.29%                 1.02%

AIM V.I. Value Fund                                    0.61%                           0.23%                 0.84%

AMERICAN CENTURY VARIABLE
 PORTFOLIOS, INC.:/1/

VP Value Fund                                          1.00%                           0.00%                 1.00%

AYCO SERIES TRUST:/2/

Ayco Growth Fund                                       0.00%                           1.00%                 1.00%

CREDIT SUISSE WARBURG PINCUS TRUST:/1/

Small Company Growth Portfolio/3/                      0.90%                           0.21%                 1.11%

DREYFUS INVESTMENT PORTFOLIOS:/1/

MidCap Stock Portfolio - Initial shares/3,4/           0.75%                           0.25%                 1.00%

DREYFUS VARIABLE INVESTMENT FUND:/1/

Quality Bond Portfolio - Initial shares                0.65%                           0.07%                 0.72%

Small Cap Portfolio - Initial shares                   0.75%                           0.03%                 0.78%

FIDELITY VARIABLE INSURANCE PRODUCTS
 FUND:/1,5/

VIP Asset Manager(SM) Portfolio                        0.53%              0.25%        0.10%                 0.88%

VIP Contrafund(R) Portfolio/6/                         0.57%              0.25%        0.10%                 0.92%

VIP Equity-Income Portfolio/6/                         0.48%              0.25%        0.10%                 0.83%

VIP Growth Portfolio/6/                                0.57%              0.25%        0.09%                 0.91%

FRANKLIN TEMPLETON VARIABLE

INSURANCE PRODUCTS TRUST: /1,7/

Franklin U.S. Government Fund -
 Class 2/8/                                            0.51%              0.25%        0.01%                 0.77%

Mutual Shares Securities Fund -
 Class 2                                               0.60%              0.25%        0.20%                 1.05%

Templeton International Securities
 Fund - Class 2                                        0.67%              0.25%        0.20%                 1.12%

                                                                                                        (Footnotes begin on page 12)


                                                         FUND                       OTHER FUND           TOTAL FUND
                                                      MANAGEMENT                    OPERATING            OPERATING
                                                     FEES (AFTER                 EXPENSES (AFTER      EXPENSES (AFTER
                                                       EXPENSE         12b-1         EXPENSE              EXPENSE
                 NAME OF FUND                     REIMBURSEMENT)/3/     FEES    REIMBURSEMENT)/3/    REIMBURSEMENT)/3/
                 ------------                    ------------------    ------   ------------------   ------------------

JANUS ASPEN SERIES-SERVICE SHARES:/9/

Aggressive Growth Portfolio                            0.65%              0.25%        0.02%                 0.92%

International Growth Portfolio                         0.65%              0.25%        0.06%                 0.96%

Worldwide Growth Portfolio                             0.65%              0.25%        0.05%                 0.95%

J. P. MORGAN SERIES TRUST II:/1/

J. P. Morgan Small Company                             0.60%                           0.55%                 1.15%
 Portfolio/3/

MFS VARIABLE INSURANCE TRUST:/1/

MFS Capital Opportunities Series/10/                   0.75%                           0.16%                 0.91%

MFS Emerging Growth Series/10/                         0.75%                           0.10%                 0.85%

MFS New Discovery Series/3,10/                         0.90%                           0.16%                 1.06%

MFS Research Series/10/                                0.75%                           0.10%                 0.85%

NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST:/1/

Mid-Cap Growth Portfolio                               0.84%                           0.14%                 0.98%

PIMCO VARIABLE INSURANCE TRUST
 ADMINISTRATIVE CLASS:/1, 11/

PIMCO Real Return Bond Portfolio                       0.25%                           0.40%                 0.65%

PIMCO Short-Term Bond Portfolio                        0.25%                           0.35%                 0.60%

PIMCO Total Return Bond Portfolio/3/                   0.25%                           0.40%                 0.65%

PUTNAM VARIABLE TRUST/12/

Putnam VT Diversified Income Fund                      0.68%              0.25%        0.10%                 1.03%
  - Class IB/13/

Putnam VT Growth and Income Fund                       0.46%              0.25%        0.04%                 0.75%
  - Class IB/13/

Putnam VT International Growth and                     0.80%              0.25%        0.17%                 1.22%
   Income Fund - Class IB/13/

SAFECO RESOURCE SERIES TRUST:/1/

RST Equity Portfolio                                   0.74%                           0.04%                 0.78%

RST Growth Opportunities Portfolio                     0.74%                           0.03%                 0.77%

                                                                                                     (Footnotes begin on page 12)


                                                         FUND                       OTHER FUND           TOTAL FUND
                                                      MANAGEMENT                    OPERATING            OPERATING
                                                     FEES (AFTER                 EXPENSES (AFTER      EXPENSES (AFTER
                                                       EXPENSE         12b-1         EXPENSE              EXPENSE
                 NAME OF FUND                     REIMBURSEMENT)/3/     FEES    REIMBURSEMENT)/3/    REIMBURSEMENT)/3/
                 ------------                    ------------------    ------   ------------------   ------------------

THE UNIVERSAL INSTITUTIONAL FUNDS,
 INC.:/1/

Equity Growth Portfolio/3/                             0.48%                           0.37%                 0.85%

High Yield Portfolio/3/                                0.26%                           0.54%                 0.80%

VALIC COMPANY I: /1,14/

International Equities Fund                            0.35%                           0.07%                 0.42%

Mid Cap Index Fund                                     0.30%                           0.08%                 0.38%

Money Market I Fund                                    0.50%                           0.10%                 0.60%

Nasdaq-100(R) Index Fund                               0.40%                           0.12%                 0.52%

Science & Technology Fund                              0.90%                           0.10%                 1.00%

Small Cap Index Fund                                   0.35%                           0.09%                 0.44%

Stock Index Fund                                       0.26%                           0.08%                 0.34%

VANGUARD VARIABLE INSURANCE FUND:

High Yield Bond Portfolio                              0.18%                           0.08%                 0.26%

REIT Index Portfolio                                   0.34%                           0.13%                 0.47%

VAN KAMPEN LIFE INVESTMENT TRUST -
 CLASS I SHARES:/1/

Strategic Stock Portfolio/3/                           0.13%                           0.53%                 0.66%

_________________

/1/Most of the Mutual Fund's advisers or administrators have entered into arrangements under which they pay certain amounts to USL for services such a proxy mailing and tabulation, mailing of fund related information and responding to Policy owners' inquiries about the Funds. PIMCO Variable Insurance Trust has entered into such an arrangement directly with us. The fees shown above for Total Fund Operating Expenses are unaffected by these arrangements. To the extent we receive these fees, we do not lower the Policy fees we charge you. We do not generate a profit from these fees, but only offset the cost of the services. (See "Certain Arrangements" on page 39 and "Services Agreements" on page 51.)
/2/The Ayco Growth Fund is a new Fund that became effective in December 2000. The Fund has an expense limitation agreement in place to limit its 2001 fees and charges to 1.00%.
/3/For the Funds indicated, management fees and other expenses as shown for fiscal year 2000 would have been the percentages shown below without certain voluntary fee waivers and expense reimbursements from the investment adviser or other parties. Current and future fees and expenses may vary from the fiscal year 2000 fees and expenses.

                                                 (Footnotes continue on page 13)

                                                 MANAGEMENT    OTHER          TOTAL
                                                   FEES       EXPENSES    ANNUAL EXPENSES
                                                -----------   ---------   ----------------
CREDIT SUISSE WARBURG PINCUS TRUST:
    Small Company Growth Portfolio                 0.90%       0.23%           1.13%

DREYFUS INVESTMENT PORTFOLIOS:
    MidCap Stock Portfolio - Initial               0.75%       0.29%           1.04%
     shares

J.P. MORGAN SERIES TRUST II:
    J.P. Morgan Small Company                      0.60%       0.72%           1.32%
    Portfolio

MFS VARIABLE INSURANCE TRUST:
     MFS New Discovery Series                      0.90%       0.19%           1.09%

PIMCO VARIABLE INSURANCE TRUST
 ADMINISTRATIVE CLASS:
     PIMCO Total Return Bond Portfolio             0.25%       0.41%           0.66%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
     Equity Growth Portfolio                       0.55%       0.37%           0.92%
        High Yield Portfolio                       0.50%       0.54%           1.04%

VAN KAMPEN LIFE INVESTMENT TRUST - CLASS I
 SHARES:                                           0.50%       0.53%           1.03%
        Strategic Stock Portfolio


  No other Funds received any fee waivers and expense reimbursements.
/4/The expenses shown in THE MUTUAL FUNDS' ANNUAL EXPENSES table above reflect the MidCap Stock Portfolio adviser's waiver of fees or reimbursement of expenses for the fiscal year ended December 31, 2000. For such fiscal year, the Portfolio's adviser further reimbursed the Portfolio for other expenses so that the total annual Portfolio expenses were 0.98% instead of 1.00%. This additional expense reimbursement was voluntary. The "Other Fund Operating Expenses" information provided in THE MUTUAL FUNDS' ANNUAL EXPENSES table has been restated to reflect the amount the fees would have been without the additional voluntary reimbursement. The Portfolio's adviser has agreed, until December 31, 2001, to waive receipt of its fees and/or assume the expenses of the Portfolio so that the expenses of the Portfolio (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowing) do not exceed 1.00%. See the accompanying MidCap Stock Portfolio prospectus for more details.
/5/The prospectuses for Fidelity Variable Insurance Products Fund under "Fund Distribution" discuss this 12b-1 fee.
/6/Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. See the accompanying prospectuses for Fidelity Variable Insurance Product Fund for details.
/7/The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.
/8/The Fund pays for administrative expenses indirectly through the Fund Management Fee.
/9/Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for the Aggressive Growth, International Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of any expense offset arrangements. The prospectus for Janus Aspen Series under "Fees and Expenses" discusses the 12b-1 fee.
/10/Each of the MFS Capital Opportunities, MFS Emerging Growth, MFS New Discovery and MFS Research Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. Each Series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Series' expenses. The "Other Fund Operating Expenses" in THE MUTUAL FUNDS' ANNUAL EXPENSES table above do not take into account these expense

                                                 (Footnotes continue on page 14)
reductions, and are therefore higher than the actual expenses of the Series. Had these fee reductions been taken into account, "Total Fund Operating Expenses (After Expense Reimbursements)" in THE MUTUAL FUNDS' ANNUAL EXPENSES table above would be lower for the Series and would equal 0.90% for MFS Capital Opportunities Series, 0.84% for MFS Emerging Growth Series, 1.05% for MFS New Discovery Series, and 0.84% for MFS Research Series. See the accompanying MFS Variable Insurance Trust prospectus for more details.
/11/USL has entered into a service agreement with PIMCO Variable Insurance Trust under which a portion of the Other Fund Operating Expenses is paid to USL to reimburse USL for services provided to the PIMCO Variable Insurance Trust. /12/The prospectus for Putnam Variable Trust under "Distribution Plan" discusses this 12b-1 fee.
/13/The Fund's fees have been restated to reflect an increase in 12b-1 fees currently payable to Putnam Retail Management. The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

/14/The Expenses have been restated to reflect contractual changes effective May 1, 2001.


WHAT IS THE AMOUNT OF INSURANCE ("DEATH BENEFIT") THAT USL PAYS WHEN THE LAST SURVIVING CONTINGENT INSURED DIES?

     Your specified amount of insurance. In your application to buy a Platinum Investor Survivor Policy, you tell us how much life insurance coverage you want. We call this the "specified amount" of insurance. We also provide a guaranteed minimum death benefit equal to the initial specified amount. We provide more information about the specified amount and the guaranteed minimum death benefit under "Monthly guarantee premiums," beginning on page 17. You should read this other discussion carefully because it contains important information about how the choices you make can affect your benefits and the amount of premiums and charges you may have to pay.

     Your death benefit. The death benefit we will pay is reduced by any outstanding Policy loans and increased by any unearned loan interest we may have already charged. At any time before the death of the last surviving contingent insured, you can choose whether the death benefit we will pay is

     . Option 1--The specified amount on the date of the last surviving contingent insured's death; or

     . Option 2--The specified amount plus the Policy's accumulation value on the date of the last surviving contingent insured's death.

     Under Option 2, your death benefit will tend to be higher than under Option
1. However, the monthly insurance charge we deduct will also be higher to compensate us for our additional risk. Because of this, your accumulation value for the same amount of premium will tend to be higher under Option 1 than under Option 2.

     Any premiums we receive after the last surviving contingent insured's death will be returned and not included in your accumulation value.

     We may pay a larger death benefit depending on the amount of the accumulation value on the date of death, as explained below.

     Federal tax law requires a minimum death benefit in relation to the accumulation value in order for a Policy to qualify as life insurance. We will automatically increase the death benefit of a Policy if necessary to ensure that the Policy will continue to qualify as life insurance. One of two tests under current federal tax law can be used: the "guideline premium test" or the "cash value accumulation test." You must elect one of these tests at issue, and, once elected, the choice may not be changed. Factors you should consider in making this choice are discussed below.

     The "guideline premium test" limits the amount of premiums paid under a Policy at any time to a certain amount which depends on the size of the Policy and the age and gender of the contingent insureds. Therefore, the maximum premiums you can pay are generally more limited under this test than under the cash value accumulation test.

     The other major difference between the two tax tests involves the Policy's "alternative death benefit." The alternative death benefit is calculated as shown in the tables that follow. During any time when the alternative death benefit works out to be more than the Option 1 or Option 2 death benefit you have chosen, we would automatically deem the death benefit to be such higher amount.

     As illustrated in the tables below, choosing the cash value accumulation test for tax law compliance generally makes it more likely that an alternative death benefit will apply. Therefore, if you anticipate that your Policy may have a substantial accumulation value in relation to its death benefit, you should be aware that the alternative death benefit may cause your Policy's death benefit to be higher if you choose that test than if you choose the guideline premium test. To the extent that the alternative death benefit does result in a higher death benefit, the cost of insurance charges deducted from your Policy will also tend to be higher. (This compensates us for the additional risk that we might have to pay the higher alternative death benefit.)

     If you have selected the guideline premium test, we calculate the alternative death benefit by multiplying your Policy's accumulation value by the following percentages:

              SPECIMEN ALTERNATIVE DEATH BENEFITS AS A PERCENTAGE
              MULTIPLE OF POLICY ACCUMULATION VALUE (ASSUMING YOU
                       SELECT THE GUIDELINE PREMIUM TEST)

     YOUNGER
   CONTINGENT
    INSURED'S
      AGE*     40    45    50    55     60    65   70     75   100

       %      250%  215%  185%  150%   130%  120%  115%  105%  100%

_____________
*Age nearest birthday at the beginning of the Policy year in which the last surviving contingent insured dies. We use the younger contingent insured's age for this purpose even if the younger contingent insured is the first to die.

     If you have selected the cash value accumulation test, we calculate the alternative death benefit by multiplying your Policy's accumulation value by a percentage that will be set forth on page 4 of your Policy. The percentage varies based on the insurance characteristics of the contingent insureds. Below is an example of applicable alternative death benefit percentages for the cash value accumulation test. The example is for a male non-tobacco user and a female non-tobacco user both preferred premium class and issue age 55.

              SPECIMEN ALTERNATIVE DEATH BENEFITS AS A PERCENTAGE
              MULTIPLE OF POLICY ACCUMULATION VALUE (ASSUMING YOU
                    SELECT THE CASH VALUE ACCUMULATION TEST)


POLICY YEAR    1    2     3      5    10     20   30    40    45

          %  313% 301%  290%   268%  222%   159% 126%  111%  104%

_____________

Your Policy calls the multipliers used for each test the "Death Benefit Corridor Rate."

WHAT IS JOINT EQUAL AGE?

     Your Policy has been issued on the basis of a joint equal age. Joint equal age is a calculation that blends the ages and insurance risks of the contingent insureds. We use the joint equal age in the Policy to help determine some of the charges under the Policy. We determine the joint equal age by using the contingent insureds' individual ages nearest their birthdays, with an adjustment which is a function of:

     .    the age of each contingent insured;

     .    the gender of each contingent insured; and

     .    the premium class of each contingent insured.

     We show the joint equal age as of the date of issue on the Policy's schedule page. The attained joint equal age increases one year on each Policy anniversary. The attained joint equal age continues to increase after the death of either contingent insured.

MUST I INVEST ANY MINIMUM AMOUNT IN A POLICY?

     Planned periodic premiums. Page 3 of your Policy will specify a "Planned Periodic Premium." This is the amount that you (within limits) choose to pay. Our current practice is to bill quarterly, semi-annually or annually. However, payment of these or any other specific amounts of premiums is not mandatory. After payment of your initial premium, you need only invest enough to ensure that your Policy's cash surrender value stays above zero or that the guaranteed minimum death benefit (described under "Monthly guarantee premiums" on page 17) remains in effect ("Cash surrender value" is explained under "Full surrender" on page 21). The less you invest, the more likely it is that your Policy's cash surrender value could fall to zero, as a result of the market performance and/or deductions we periodically make from your accumulation value.

     Policy lapse and reinstatement. If your Policy's cash surrender value falls to an amount insufficient to cover the monthly charges, we will notify you and give you a grace period to pay at least the amount we estimate is necessary to keep your Policy in force for a reasonable time. If we do not receive your payment by the end of the grace period, your Policy and all riders will end without value and all coverage under your Policy will cease. Although you can apply to have your Policy "reinstated," you must do this within 5 years (or, if earlier, before the Policy's maturity date), and you must present evidence that each contingent insured who was living when the Policy lapsed is still living and meets our requirements for issuing coverage. Also, you will have to pay at least the amount of premium that we estimate will keep your Policy in force for two months, as well as pay or reinstate any indebtedness. You will find additional information in the Policy about the values and terms of a Policy after it is reinstated.

     Monthly guarantee premiums. Page 3 of your Policy will specify a "Guaranteed Minimum Death Benefit Monthly Premium." If you pay these guarantee premiums, we will provide an Option 1 death benefit, even if your policy's cash surrender value has declined to zero, and even if you have selected Option 2 as the death benefit for your Policy.

     We call this our "guaranteed minimum death benefit," and here are its terms and conditions. On the first day of each Policy month that the cash surrender value is not sufficient to pay the monthly deduction, we check to see if the cumulative amount of premiums paid under the Policy, less any Policy loans, is at least equal to the sum of the monthly guarantee premiums for all Policy months to date, including the Policy month then starting. (Policy months are measured from the "Date of Issue" that will also be shown on page 3 of your Policy.) So long as at least this amount of premium payments has been paid by the beginning of that Policy month, the Policy will not enter a grace period or terminate (i.e., lapse) because of insufficient cash surrender value, unless the guaranteed minimum death benefit has terminated as discussed in the paragraph immediately below.

     The guaranteed minimum death benefit terminates if

     .    The Policy terminates following a grace period.

     .    You change the death benefit Option.

     .    You request any decrease in specified amount.

     .    You make a partial surrender.

     .    You surrender the Policy.

     We change the monthly guarantee premium whenever

     . We approve any request you make to increase your Policy's specified amount.

     . We approve any application you make after your Policy is issued for an additional rider benefit or any increase in a rider benefit.

     . You request removal or decrease of a rider benefit that provides term life insurance coverage.

     Once the guaranteed minimum death benefit terminates for any reason, it can never be restored or reinstated, even if the Policy itself continues or is reinstated. At any time before your guaranteed minimum death benefit terminates, however, you may pay any monthly guarantee premiums that you have not yet paid to date and thereby continue to have the protection that the guarantee affords.

     The amount of premiums that must be paid to maintain the guaranteed minimum death benefit will be increased by the cumulative amount of any loans (including any loan increases to pay interest) you have taken from your Policy.

HOW CAN I CHANGE MY POLICY'S INVESTMENT OPTIONS?

     Future premium payments. You may at any time change the investment options in which future premiums you pay will be invested. Your allocation must, however, be in whole percentages that total 100%.

     Transfers of existing accumulation value. You may also transfer your existing accumulation value from one investment option under the Policy to another. The first 12 transfers in a year are free of charge. We may charge you $25 for each additional transfer. We do not currently assess this charge, but reserve the right to do so in the future. You may make transfers from the variable investment options at any time. You may make transfers from the declared fixed interest account only during the 60-day period following each Policy anniversary. The amount that you can transfer each year from the declared fixed interest account is limited to the greater of:

     . 25% of the unloaned accumulation value you have in the declared fixed interest account as of the Policy anniversary; or

     . the sum of any amounts you transferred or surrendered from the declared fixed interest account during the previous Policy year.

     Unless you are transferring the entire amount you have in an investment option, each transfer must be at least $500. See "Additional Rights That We Have" on page 44.

     Market Timing. The Policy is not designed for professional market timing organizations or other entities using programmed and frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent market timing efforts that could disadvantage other Policy owners.

HOW CAN I CHANGE MY POLICY'S INSURANCE COVERAGE?

     Increase in coverage. At any time while both contingent insureds are living, you may request an increase in the specified amount of coverage under your Policy. You must, however, provide us with satisfactory evidence that both contingent insureds continue to meet our requirements for issuing insurance coverage.

     We treat an increase in specified amount in many respects as if it were the issuance of a new Policy. For example, the monthly insurance charge for the increase will be based on the ages and premium classes of the contingent insureds at the time of the increase. Also, a new amount of surrender charge applies to the specified amount. These amounts are the same as it would be if we were instead issuing the same amount of additional coverage as a new Platinum Investor Survivor Policy.

     Decrease in coverage. After the first Policy year, you may request a reduction in the specified amount of coverage, but not below certain minimums. After any decrease, the specified amount cannot be less than the greater of (i) $100,000, and (ii) any minimum amount which, in view of the amount of premiums you have paid, is necessary for the Policy to continue to meet the Federal tax law definition of life insurance. We will apply a reduction in specified amount proportionately against the specified amount provided under the original application and any specified amount increases. We will deduct from your accumulation value any remaining surrender charge. If there is not sufficient accumulation value to pay the surrender charge at the time you request a reduction, the decrease will not be allowed.

     Change of death benefit option. You may at any time, before the death of the last surviving contingent insured request us to change your coverage from death benefit Option 1 to Option 2 or vice-versa.

     . If you change from Option 1 to Option 2, we also automatically reduce your Policy's specified amount of insurance by the amount of your Policy's accumulation value (but not below zero) at the time of the change. The change will go into effect on the monthly deduction day following the date we receive your request for change at our Administrative Center shown on the first page of this prospectus. We will not charge a surrender charge for this reduction in coverage.

     . If you change from Option 2 to Option 1, we automatically increase your Policy's specified amount by the amount of your Policy's accumulation value.

     Tax consequences of changes in insurance coverage. Please read "Tax Effects" starting on page 31 of this prospectus to learn about possible tax consequences of changing your insurance coverage under your Policy.

     Effect of changes in insurance coverage on guaranteed minimum death benefit. Most types of changes in coverage will result in termination of our guarantee that, if you pay certain prescribed amounts of premiums, we will pay a death benefit even if your policy's cash surrender value declines to zero. The details of this guarantee are discussed under "Monthly guarantee premiums," beginning on page 17.

WHAT ADDITIONAL RIDER BENEFITS MIGHT I SELECT?

     You can request that your Policy include the additional rider benefits described below. Eligibility for and changes in these benefits are subject to our rules and procedures as in effect from time to time. More details are included in the form of each rider, which we suggest that you review if you choose these benefits.

     Maturity Extension Rider
     ------------------------

     . This rider permits you to extend the Policy's maturity date beyond what it otherwise would be. The rider provides for a death benefit after the original maturity date that is equal to the accumulation value on the date of the last surviving contingent insured's death. With this rider, all accumulation value that is in the Separate Account can remain there. There is no additional charge for this rider.

     . No additional premium payments or Policy changes will be allowed after the original maturity date. Any outstanding loans must be paid.

     .    You cannot revoke this rider after you have elected it.

     . Extension of the maturity date beyond the younger contingent insured's age 100 may result in the current taxation of increases in your Policy's accumulation value as a result of interest or investment experience after that time. You should consult a qualified tax adviser before making such an extension.

     Split Policy Exchange Rider
     ---------------------------

     This rider provides you with the right at any time while both contingent insureds are living to request that the Policy be split into two separate policies, insuring each of the contingent insureds under new, single life policies. In order for you to exercise this right, neither contingent insured could have the "uninsurable" premium class when the original Policy was issued.

     Here are the additional features about this rider:

     . You can choose the amount of coverage on each policy, as long as the total equals the death benefit amount of the Policy. We will transfer the cash surrender value of the Policy, after paying off any outstanding loan, to the new policies in the same proportion as the new face amounts are to each other.

     . The new policies can be any flexible or level premium whole life policy or endowment plan we would ordinarily issue when this rider is exercised.

     .    The Policy terminates when we issue the new policies.

     . Under each of the new policies, if the insured commits suicide within the first two policy years, we will limit the death benefit proceeds to the total of all premiums that have been paid on the Policy insuring the deceased person to the time of death minus any outstanding policy loans (plus any unearned loan interest) and partial surrenders.

     .    There is no additional charge for exercising this rider.

     You can choose to exchange only if the contingent insureds were married to one another and have divorced, the Federal unlimited marital deduction is repealed, or there is a reduction of at least 50% of the tax rate in the maximum Federal estate tax bracket. However, in the case of divorce, the divorce decree must have been final at least 24 months before the exchange. In these situations, the original Policy's specified amount and cash surrender value will be split equally between the two new policies.

     The new policies are subject to underwriting based on our established procedures. This rider requires that both contingent insureds are found to be insurable.

HOW CAN I ACCESS MY INVESTMENT IN A POLICY?

     Full surrender. You may at any time surrender your Policy in full. If you do, we will pay you the accumulation value, less any Policy loans, plus any unearned loan interest, and less any surrender charge that then applies. We call this amount your "cash surrender value."

     Partial surrender. You may, at any time after the first Policy year, make a partial surrender of your Policy's cash surrender value. A partial surrender must be at least $500. We will automatically reduce your Policy's accumulation value by the amount of your withdrawal and any related charges. We do not allow partial surrenders that would reduce the death benefit below $100,000.

     If the Option 1 death benefit is then in effect, we also will reduce your Policy's specified amount by the amount of such withdrawal and charges, but not below $25,000. If the Option 2 death benefit is then in effect, we will automatically reduce your accumulation value.

     You may choose the investment option or options from which money that you withdraw will be taken. Otherwise, we will allocate the partial surrender in the same proportions as then apply for deducting monthly charges under your Policy or, if that is not possible, in proportion to the amount of accumulation value you then have in each investment option.

     There is a partial surrender fee equal to the lesser of 2% of the amount withdrawn or $25 for each partial surrender you make.

     Option to Exchange Policy During First 18 Months. Under New York law, at any time during the first 18 months from the Date of Issue of your Policy, and while the Policy is in force on a premium paying basis, it may be exchanged for any general account fixed benefit plan of life insurance, based on the lives of two persons, offered by us for exchange, subject to the following conditions:

     . the new policy will be issued with the same Date of Issue, insurance age, and risk classification as your Policy;

     . the amount of insurance will be the same as the initial amount of insurance under your Policy;

     . the new policy may include any additional benefit rider included in this Policy if such rider is available for issue with the new policy;

     . the exchange will be subject to an equitable premium or cash value adjustment that takes appropriate account of the premiums and cash values under the original and new policies; and

     .    evidence of insurability will not be required for the exchange.

     Right to Convert in the Event of a Material Change in Investment Policy. Under New York law, if there is a material change in the investment policy of Separate Account USL VL-R which has been approved by the Superintendent of the New York Insurance Department, and you object to such change, you shall have the option to convert, without evidence of insurability, to a general account fixed benefit life insurance policy, based on the lives of two persons, within 60 days after the later of: (1) the effective date of such change in investment policy; or (2) the receipt of the notice of the options available.

     Policy loans. You may at any time borrow from us an amount equal to your Policy's cash surrender value less the interest that will be payable on your loan through your next Policy anniversary.

     We remove from your investment options an amount equal to your loan and hold that part of your accumulation value in the declared fixed interest account as collateral for the loan. We will credit your Policy with interest on this collateral amount at an effective annual rate of 4% (rather than any amount you could otherwise earn in one of our investment options), and we will charge you interest on your loan at an effective annual rate of 4.50% during the first 10 Policy years and 4.25% thereafter. Loan interest is payable annually, on the Policy anniversary, in advance, at a rate of 4.31% for loans you make during the first 10 Policy years and 4.08% for loans you make thereafter. These are equivalent to the effective annual rates of 4.50% and 4.25%, respectively. Any amount not paid by its due date will automatically be added to the loan balance as an additional loan. Interest you pay on Policy loans will not, in most cases, be deductible on your tax returns.

     You may choose which of your investment options the loan will be taken from. If you do not so specify, we will allocate the loan in the same way that charges under your Policy are being allocated. If this is not possible, we will make the loan pro-rata from each investment option that you then are using.

     You may repay all or part (but not less than $10 unless it is the final payment) of your loan at any time before the death of the last surviving contingent insured while the Policy is in force. You must designate any loan repayment as such. Otherwise, we will treat it as a premium payment instead. Any loan repayments go first to repay all loans that were taken from our declared fixed interest account option. We will invest any additional loan repayments you make in the investment options you request. In the absence of such a request we will invest the repayment in the same proportion as you then have selected for premium payments that we receive from you. Any unpaid loan (plus any unearned loan interest) will be deducted from the proceeds we pay following the last surviving contingent insured's death.

     Preferred loan interest rate. We will charge a lower interest rate on preferred loans (available after the first 10 Policy years). The maximum amount of new loans that will receive this preferred loan interest rate for any year is:

     . 10% of your Policy's accumulation value (which includes any loan collateral we are holding for your Policy loans) at the beginning of the Policy year; or

     . if less, your Policy's maximum remaining loan value at that anniversary.

     We will always credit your preferred loan collateral amount at a guaranteed effective annual rate of 4.0%. We intend to set the rate of interest you are paying to the same 4.0% rate we credit to your preferred loan collateral amount, resulting in a zero net cost (0.00%) of borrowing for that amount. We have full discretion to vary the rate we charge you, provided that the rate:

     . will always be greater than or equal to the guaranteed preferred loan collateral rate of 4.0%, and

     .    will never exceed an effective annual rate of 4.24%.

     Maturity of your Policy. If one or both contingent insureds are living on the "Maturity Date" shown on page 3 of your Policy, we will pay you the cash surrender value of the Policy, and the Policy will end. The maturity date can be no later than the Policy anniversary nearest the younger contingent insured's 100/th/ birthday.

     Tax considerations. Please refer to "How will my Policy be treated for income tax purposes?" for information about the possible tax consequences to you when you receive any loan, surrender or other funds from your Policy. A Policy loan may cause the Policy to lapse which will result in adverse tax consequences.

CAN I CHOOSE THE FORM IN WHICH USL PAYS OUT THE PROCEEDS FROM MY POLICY?

     Choosing a payment option. You will receive the full proceeds from the Policy as a single sum, unless you elect another method of payment within 60 days of the last surviving contingent insured's death. This also includes proceeds that become payable upon full surrender or the maturity date. You can elect that all or part of such proceeds be applied to one or more of the following payment options:

     .    Option 1--Equal monthly payments for a specified period of time.

     . Option 2--Equal monthly payments of a selected amount of at least $60 per year for each $1,000 of proceeds until all amounts are paid out.

     . Option 3--Equal monthly payments for the payee's life, but with payments guaranteed for a specified number of years. These payments are based on annuity rates that are set forth in the Policy or, at the payee's request, the annuity rates that we then are using.

     . Option 4--Proceeds left to accumulate at an interest rate of 3% compounded annually for any period up to 30 years. At your request we will make payments to you monthly, quarterly, semiannually, or annually. You can also request a partial withdrawal of any amount of $500 or more.

     Additional payment options may also be available with our consent. We have the right to veto any payment option, if the payee is a corporation or other entity. You can read more about each of these options in our Policy form and in the separate form of payment contract that we issue when any such option takes effect.

     Within 60 days after the last surviving contingent insured's death, any payee entitled to receive proceeds as a single sum may elect one or more payment options.

     Interest rates that we credit under each option will be at least 3%.

     Change of payment option. You may give us written instructions to change any payment option you have elected at any time while the Policy is in force and before the start date of the payment option.

     Tax impact. If a payment option is chosen, you or your beneficiary may have tax consequences. You should consult with a qualified tax adviser before deciding whether to elect one or more payment options.

TO WHAT EXTENT CAN USL VARY THE TERMS AND CONDITIONS OF THE POLICY IN PARTICULAR CASES?

     Here are some variations we may make in the terms and conditions of a Policy. Any variations will be made only in accordance with uniform rules that we establish.

     Underwriting and premium classes. We have seven premium classes we use to decide how much the monthly insurance charges under any particular Policy will be: preferred non-tobacco, standard non-tobacco, preferred tobacco, standard tobacco, special non-tobacco, special tobacco and uninsurable. They are each described in your Policy.

     The term "uninsurable" is used in a special way when we issue a Policy. "Uninsurable" describes a person proposed to become insured under a Policy who would not pass our requirements to be insured under one of our policies that insures only one life. Under some conditions a person who is uninsurable can become a contingent insured under a Policy. The other contingent insured cannot be uninsurable.

     Policies purchased through "internal rollovers." We maintain published rules that describe the procedures necessary to replace another life insurance policy we issued with a Policy. Not all types of other insurance we issue are eligible to be replaced with a Policy. Our published rules may be changed from time to time, but are evenly applied to all our customers.

   Variations in expenses or risks. USL may vary the charges and other terms of the Policy where special circumstances result in sales, administrative or other expenses, mortality risks or other risks that are different from those normally associated with the Policy. The New York Insurance Department may require that we seek their prior approval before we make some of these changes.

HOW WILL MY POLICY BE TREATED FOR INCOME TAX PURPOSES?

   Generally, the death benefit paid under a Policy is not subject to income tax, and earnings on your accumulation value are not subject to income tax as long as we do not pay them out to you If we do pay any amount of your Policy's accumulation value upon surrender, partial surrender, or maturity of your Policy, all or part of that distribution may be treated as a return of the premiums you paid, which is not subject to income tax.

   Amounts you receive as Policy loans are not taxable to you, unless you have paid such a large amount of premiums that your Policy becomes what the tax law calls a "modified endowment contract." In that case, the loan will be taxed as if it were a partial surrender. Furthermore, loans, partial surrenders and other distributions from a modified endowment contract may require you to pay additional taxes and penalties that otherwise would not apply. If your Policy lapses, you may have to pay income tax on a portion of any outstanding loan.

   For further information about the tax consequences of owning a Policy, please read "Tax Effects" starting on page 31.

HOW DO I COMMUNICATE WITH USL?

   When we refer to "you," we mean the person who is authorized to take any action with respect to a Policy. Generally, this is the owner named in the Policy. Where a Policy has more than one owner, each owner generally must join in any requested action, except for transfers and changes in the allocation of future premiums or changes among the investment options.

   General You should mail or express checks and money orders for premium payments and loan repayments directly to the address for premium payments shown on the first page of the prospectus.

   You must make the following requests in writing:

   . transfer of accumulation value;

   . loan;

   . full surrender;

   . partial surrender;

   . change of beneficiary or contingent beneficiary;

   . change of allocation percentages for premium payments;

   . change of allocation percentages for policy deductions;

   . loan repayments or loan interest payments;

   . change of death benefit option or manner of death benefit payment;

   . changes in specified amount;

   . addition or cancellation of, or other action with respect to, election of a payment option for Policy proceeds; and

   . tax withholding elections.

You should mail or express these requests to our Administrative Center at the appropriate address shown on the first page of this prospectus. You should also communicate notice of each contingent insured's death, and related documentation, to our Administrative Center.

   We have special forms which should be used for loans, assignments, partial and full surrenders, changes of owner or beneficiary, and all other contractual changes. You will be asked to return your Policy when you request a full surrender. You may obtain these forms from our Administrative Center or from your USL representative. Each communication must include your name, Policy number and the names of both contingent insureds. We cannot process any requested action that does not include all required information.

                 ILLUSTRATIONS OF HYPOTHETICAL POLICY BENEFITS

   To help explain how our Policy works, we have prepared the following tables:

                                                                 Page to
                                                               See in this
                                                                Prospectus
                                                               -----------
Death Benefit Option 1--Current Charges.......................      28
Death Benefit Option 1--Guaranteed Maximum Charges............      28

   The tables show how death benefits, accumulation values, and cash surrender values ("Policy benefits") under a sample Policy would change over time if the investment options had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the years covered by each table. The tables are for a male non-tobacco user and female non-tobacco user both preferred premium class and issue age 55. An annual premium payment of $1,500 for an initial $100,000 of specified amount of coverage is assumed to be paid. The illustrations assume no Policy loan has been taken. The differences between the accumulation values and the cash surrender values for the first 10 years in the tables are because of the Policy's surrender charges. As illustrated, this Policy would not be classified as a modified endowment contract (See "Tax Effects" beginning on page for further discussion).

   Although the tables that follow do not include an example of a Policy with an Option 2 death benefit, such a Policy would have higher death benefits and lower cash surrender values.

   Separate tables are included to show both current and guaranteed maximum charges. The charges assumed in the following tables include:

   . a charge for state premium tax assumed to be 2.0% (for both current and guaranteed maximum charges);

   . after we deduct premium taxes, a deduction from the remainder of each premium payment of 6.5% for each premium we receive during the first 10 Policy years; and 1% thereafter after deducting premium taxes;

   . a daily charge for the first 10 Policy years at an annual effective rate of 0.40% (for both current and guaranteed maximum charges);

   . a daily charge after 10 Policy years at an annual effective rate of 0.20%
     (for both current and guaranteed maximum charges);

   . a daily charge after 30 Policy years at an annual effective rate of 0.10%
     (for both current and guaranteed maximum charges);

   . a flat monthly charge of $6 (for both current and guaranteed maximum charges);

   . a monthly charge for each $1,000 of specified amount of $0.216 (for both current and guaranteed maximum charges); and

   . the monthly insurance charge (for both current and guaranteed maximum charges).

   The charges assumed by both the current and guaranteed maximum charge tables also include Mutual Fund expenses of 0.82% of aggregate Mutual Fund assets, which is the arithmetic average of the advisory fees payable with respect to each Mutual Fund plus the arithmetic average of all other operating expenses of each such Fund after all reimbursements, as reflected on pages 9 - 14 of this prospectus. We expect the reimbursement arrangements to continue in the future. If the reimbursement arrangements were not currently in effect, the arithmetic average of Mutual Fund expenses would equal 0.84% of aggregate Mutual Fund assets.

   Preliminary Information Statement and Policy Summary. We will provide you with a Buyer's Guide and a preliminary information statement describing some of the values and benefits of your Policy at the time of policy application. If you request us to do so when you apply for your Policy, we will furnish you with additional preliminary information statements based on other characteristics. These characteristics could include different annual investment returns, your choice of investment options which show your premium payment invested in percentages of your choice, the weighted average of Fund expenses, and other differences you request. We will also provide you with a policy summary at the time that your Policy is delivered demonstrating the values and benefits contained in your Policy as issued.

                          Platinum Investor Survivor

Annual Premium $1,500                          Initial Specified Amount $100,000
                                               Death Benefit Option 1

                            Male and Female, Age 55
                  Non-Tobacco Users, Preferred Premium Class
                           Assuming Current Charges

End of             Death Benefit                 Accumulation Value          Cash Surrender Value
Policy    Assuming Hypothetical Gross      Assuming Hypothetical Gross   Assuming Hypothetical Gross
 Year      Annual Investment Return of      Annual Investment Return of   Annual Investment Return of
             0.0%       6.0%      12.0%      0.0%      6.0%     12.0%      0.0%      6.0%     12.0%

   1      100,000    100,000    100,000     1,027     1,098     1,170       594       665       737
   2      100,000    100,000    100,000     2,037     2,244     2,461     1,658     1,866     2,082
   3      100,000    100,000    100,000     3,034     3,444     3,889     2,709     3,120     3,565
   4      100,000    100,000    100,000     4,015     4,697     5,468     3,744     4,427     5,197
   5      100,000    100,000    100,000     4,981     6,007     7,212     4,765     5,791     6,996

   6      100,000    100,000    100,000     5,932     7,376     9,141     5,760     7,203     8,968
   7      100,000    100,000    100,000     6,869     8,807    11,274     6,740     8,678    11,144
   8      100,000    100,000    100,000     7,791    10,303    13,632     7,705    10,217    13,546
   9      100,000    100,000    100,000     8,700    11,869    16,243     8,657    11,825    16,200
  10      100,000    100,000    100,000     9,595    13,506    19,132     9,595    13,506    19,132

  15      100,000    100,000    100,000    15,577    24,983    41,496    15,577    24,983    41,496

  20      100,000    100,000    100,000    20,885    39,281    78,966    20,885    39,281    78,966

The values in both tables will change if premiums are paid in different amounts or frequencies.

The investment results are an example only and are not a representation of past or future investment results. Actual investment results may be more or less than those shown.

                          Platinum Investor Survivor

Annual Premium $1,500                          Initial Specified Amount $100,000
                                               Death Benefit Option 1

                            Male and Female, Age 55
                  Non-Tobacco Users, Preferred Premium Class
                           Assuming Current Charges

End of             Death Benefit                 Accumulation Value          Cash Surrender Value
Policy    Assuming Hypothetical Gross      Assuming Hypothetical Gross   Assuming Hypothetical Gross
 Year      Annual Investment Return of      Annual Investment Return of   Annual Investment Return of
             0.0%       6.0%      12.0%      0.0%      6.0%     12.0%      0.0%      6.0%     12.0%

   1      100,000    100,000    100,000     1,024     1,095     1,167       591       663       734
   2      100,000    100,000    100,000     2,025     2,232     2,448     1,646     1,853     2,069
   3      100,000    100,000    100,000     3,000     3,409     3,852     2,676     3,084     3,527
   4      100,000    100,000    100,000     3,948     4,626     5,391     3,678     4,355     5,120
   5      100,000    100,000    100,000     4,867     5,882     7,076     4,650     5,666     6,860

   6      100,000    100,000    100,000     5,752     7,176     8,921     5,579     7,004     8,748
   7      100,000    100,000    100,000     6,600     8,506    10,937     6,470     8,376    10,807
   8      100,000    100,000    100,000     7,405     9,866    13,138     7,318     9,780    13,052
   9      100,000    100,000    100,000     8,160    11,252    15,539     8,116    11,209    15,496
  10      100,000    100,000    100,000     8,855    12,655    18,153     8,855    12,655    18,153

  15      100,000    100,000    100,000    12,868    21,782    37,743    12,868    21,782    37,743

  20      100,000    100,000    100,000    13,177    30,236    69,024    13,177    30,236    69,024

The values in both tables will change if premiums are paid in different amounts or frequencies.

The investment results are an example only and are not a representation of past or future investment results. Actual investment results may be more or less than those shown.

                            ADDITIONAL INFORMATION

   A general overview of the Policy appears at pages 1 - 28. The additional information that follows gives more details, but generally does not repeat what is set forth above.

                                                          Page to
                                                         See in this
Contents of Additional Information                       Prospectus
----------------------------------                       -----------
USL.......................................................   30
Separate Account USL VLR..................................   30
Tax Effects...............................................   31
Voting Privileges.........................................   37
Your Beneficiary..........................................   37
Assigning Your Policy.....................................   38
More About Policy Charges.................................   38
Effective Date of Policy and Related Transactions.........   39
More About Our Declared Fixed Interest Account Option.....   41
Distribution of the Policy................................   41
Payment of Policy Proceeds................................   42
Adjustments to Death Benefit..............................   43
Additional Rights That We Have............................   44
Performance Information...................................   45
Our Reports to Policy Owners..............................   45
USL's Management..........................................   46
Principal Underwriter's Management........................   49
Legal Matters.............................................   50
Accounting and Auditing Experts...........................   51
Actuarial Expert..........................................   51
Services Agreements.......................................   51
Certain Potential Conflicts...............................   51
Financial Statements......................................   51

   Special words and phrases. If you want more information about any words or phrases that you read in this prospectus, you may wish to refer to the Index of Words and Phrases that appears at the end of this prospectus (pages 53 and 54, which follow all of the financial pages). That index will tell you on what page you can read more about many of the words and phrases that we use.

USL

   We are The United States Life Insurance Company in the City of New York ("USL"). USL is a stock life insurance company, which was organized under the laws of the State of New York on February 25, 1850. USL is an indirect, wholly-owned subsidiary of American General Corporation ("AGC"), a diversified financial services holding company engaged primarily in the insurance business. American General Financial Group is the marketing name for American General Corporation and its subsidiaries. The commitments under the Policies are USL's, and American General Corporation has no legal obligation to back those commitments.

   On May 11, 2001, AGC, a Texas corporation, American International Group, Inc. ("AIG"), a Delaware corporation and Washington Acquisition Corporation, a Texas corporation and a wholly-owned subsidiary of AIG, entered into an agreement pursuant to which AGC would become a wholly-owned subsidiary of AIG (the "Transaction"). On August 15, 2001, the shareholders of AGC voted to approve the Transaction. On August 29, 2001, the Transaction was completed. As a result of the Transaction, USL is now an indirect, wholly-owned subsidiary of AIG.

   USL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. USL's membership in IMSA applies only to USL and not its products.

SEPARATE ACCOUNT USL VL-R

   We hold the Mutual Fund shares in which any of your accumulation value is invested in Separate Account USL VL-R. Separate Account USL VL-R is registered as a unit investment trust with the SEC under the Investment Company Act of 1940. We created the separate account on August 8, 1997 under New York law.

   For record keeping and financial reporting purposes, Separate Account USL VL-R is divided into 44 separate "divisions," each of which corresponds to one of the 44 variable "investment options" available since the inception of the Policy. The 44 divisions are also currently available under other variable life policies offered by an affiliate of USL. We hold the Mutual Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option.

   The assets in Separate Account USL VL-R are our property. The assets in Separate Account USL VL-R would be available only to satisfy the claims of owners of the Policies, to the extent they have allocated their accumulation value to Separate Account USL VL-R. Our other creditors could reach only those Separate Account USL VL-R assets (if any) that are in excess of the amount of our reserves and other contract liabilities under the Policies with respect to Separate Account USL VL-R.

   USL also issues variable annuities through its Separate Account USL VA-R, which is also a registered investment Company.

TAX EFFECTS

   This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident. The tax consequences for corporate taxpayers, non-U.S. residents or non-U.S. citizens, may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax adviser.

   General. The Policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code") and (b) for as long as the investments made by the underlying Mutual Funds satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the Policy will meet these requirements and that:

   . the death benefit received by the beneficiary under your Policy will not be subject to federal income tax; and

   . increases in your Policy's accumulation value as a result of interest or investment experience will not be subject to federal income tax unless and until there is a distribution from your Policy, such as a surrender or a partial surrender.

   Although USL believes that the Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a last survivor life insurance policy is not directly addressed by
Section 7702. In the absence of final regulations or other guidance issued under
Section 7702, there is necessarily some uncertainty whether survivor life insurance policies, like Platinum Investor Survivor Policies will meet the
Section 7702 definition of a life insurance contract.

   The federal income tax consequences of a distribution from your Policy can be affected by whether your Policy is determined to be a "modified endowment contract,"as you can see from the following discussion. In all cases, however, the character of all income that is described as taxable to the payee will be ordinary income (as opposed to capital gain).

   Testing for modified endowment contract status. The Code provides for a "seven-pay test." This test determines if your Policy will be a "modified endowment contract."

   If, at any time during the first seven Policy years:

   . you have paid a cumulative amount of premiums;

   . the cumulative amount exceeds the premiums you would have paid by the same time under a similar fixed-benefit life insurance policy; and

   . the fixed benefit policy was designed (based on certain assumptions mandated under the Code) to provide for paid-up future benefits ("paid-up" means no future premium payments are required) after the payment of seven level annual premiums;

   then your Policy will be a modified endowment contract.

   Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the accumulation value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option. A material change will occur as a result of an increase in your Policy's specified amount of coverage, and certain other changes.

   If your Policy's benefits are reduced during the first seven Policy years (or within seven years after a material change), the calculated seven-pay premium limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a decrease in the specified amount that you request or that results from a partial surrender). If the premiums previously paid are greater than the recalculated seven-payment premium level limit, the Policy will become a modified endowment contract.

   A life insurance policy that is received in a tax free 1035 exchange for a modified endowment contract will also be considered a modified endowment contract.

   Other effects of Policy changes. Changes made to your Policy (for example, a decrease in specified amount that you request or that results from a partial surrender that you request) may also have other effects on your Policy. Such effects may include impacting the maximum amount of premiums that can be paid under your Policy, as well as the maximum amount of accumulation value that may be maintained under your Policy.

   Taxation of pre-death distributions if your Policy is not a modified endowment contract. As long as your Policy remains in force during the contingent insureds' lifetime and not as a modified endowment contract, a Policy loan will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the Policy loan generally will not be tax deductible.

   After the first 15 Policy years, the proceeds from a partial surrender will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your Policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your Policy that were not taxable.) During the first 15 Policy years, however, the proceeds from a partial surrender could be subject to federal income tax, under a complex formula, to the extent that your accumulation value exceeds your basis in your Policy.

   On the maturity date or upon full surrender, any excess in the amount of proceeds we pay (including amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax. In addition, if a Policy ends after a grace period while there is a policy loan, the cancellation of such loan and any accrued loan interest will be treated as a distribution and could be subject to tax under the above rules. Finally, if you make an assignment of rights or benefits under your Policy you may be deemed to have received a distribution from your Policy, all or part of which may be taxable.

   Taxation of pre-death distributions if your Policy is a modified endowment contract. If your Policy is a modified endowment contract, any distribution from your Policy while either contingent insured is still living will be taxed on an "income-first" basis. Distributions:

   . include loans (including any increase in the loan amount to pay interest on an existing loan, or an assignment or pledge to secure a loan) or partial surrenders;

   . will be considered taxable income to you to the extent your accumulation value exceeds your basis in the Policy; and

   . have their taxability determined by aggregating all modified endowment contracts issued by the same insurer (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year.

   For modified endowment contracts, your basis:

   . is similar to the basis described above for other policies; and

   . will be increased by the amount of any prior loan under your Policy that was considered taxable income to you.

   A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply:

   . to taxpayers 59 1/2 years of age or older;

   . in the case of a disability (as defined in the Code); or

   . to distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

   If your Policy ends after a grace period while there is a Policy loan, the cancellation of the loan will be treated as a distribution to the extent not previously treated as such and could be subject to tax, including the 10% penalty tax, as described above. In addition, on the maturity date or upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax and, unless one of the above exceptions applies, the 10% penalty tax.

   Distributions that occur during a Policy year in which your Policy becomes a modified endowment contract, and during any subsequent Policy years, will be taxed as described in the two preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

   Policy lapses and reinstatements. A Policy which has lapsed may have the tax consequences described above, even though you may be able to reinstate that Policy. For tax purposes, some reinstatements may be treated as the purchase of a new insurance contract.

   Taxation of Exchange Option. You can split the policy into two other single life insurance policies under some circumstances. A policy split could have adverse tax consequences if it is not treated as a nontaxable exchange under
Section 1035 of the Code. This could include, among other things, recognition as taxable income an amount up to any gain in the Policy at the time of the exchange.

   Diversification. Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Our failure to comply with these regulations would disqualify your Policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on the income under the Policy for the period of the disqualification and for subsequent periods. Also, if the last surviving contingent insured died during such period of disqualification or subsequent periods, a portion of the death benefit proceeds would be taxable to the beneficiary. Separate Account USL VL-R, through the Mutual Funds, intends to comply with these requirements. Although we do not have direct control over the investments or activities of the Mutual Funds, we will enter into agreements with them requiring the Mutual Funds to comply with the diversification requirements of the Section 817(h) Treasury Regulations.

   The Treasury Department has stated that it anticipates the issuance of guidelines prescribing the circumstances in which the ability of a policy owner to direct his or her investment to particular Mutual Funds within Separate Account USL VL-R may cause the policy owner, rather than the insurance company, to be treated as the owner of the assets in the account. Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. If you were considered the owner of the assets of Separate Account USL VL-R, income and gains from the account would be included in your gross income for federal income tax purposes. Under current law, however, we believe that USL, and not the owner of a Policy, would be considered the owner of the assets of Separate Account USL VL-R.

   Estate and generation skipping taxes. If the last surviving contingent insured is the Policy's owner, the death benefit under the Policy will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the last surviving contingent insured, under certain conditions, only an amount approximately equal to the cash surrender value of the Policy would be includable. The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit. The Taxpayer Relief Act of 1997 gradually raises the value of the credit to $1,000,000 in 2006. In 2001, the value of the unified credit is $675,000. In addition, an unlimited marital deduction may be available for federal estate tax purposes.

   On May 26, 2001, our Congress passed legislation which gradually phases out the estate tax between the years 2002 and 2010. However, if Congress does not take any further action, the current estate tax rules will automatically be reinstated in 2011. During this phase out period between 2002 and 2010, the estate tax continues with the exemption amount increasing from $1 million in 2002 up to $3.5 million in 2009. During the same period, the top estate tax rate gradually decreases from 50% in 2002 down to 45% in 2007 and later years.

   As a general rule, if a "transfer" is made to a person two or more generations younger than the Policy's owner, a generation skipping tax may be payable at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to "transfers" that would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping tax exemption of $1 million. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

   The particular situation of each Policy owner, contingent insured or beneficiary will determine how ownership or receipt of Policy proceeds will be treated for purposes of federal estate and generation skipping taxes, as well as state and local estate, inheritance and other taxes.

   Life insurance in split dollar arrangements. The IRS has released a technical advice memorandum ("TAM") on the taxability of insurance policies used in certain split dollar arrangements. A TAM provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specified set of facts and a specified taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

   The Internal Revenue Service ("IRS") recently issued Notice 2001-10 in an effort to clarify its position and provide guidance regarding split-dollar life insurance arrangements. As part of this Notice, the IRS concluded that the P.S. 58 rates, which have been used to determine the fair market value of life insurance protection, are no longer appropriate and may not be used after December 31, 2001. The Notice indicates that in 2002, the rate table issued under section 79 of the Code must be used to reflect the economic value of the life insurance protection in split dollar arrangements. The parties to a split dollar arrangement also may elect to use published alternate term rates, provided by the issuing insurance company, if the parties comply with certain new conditions.

   In cases of reverse split dollar or equity split dollar arrangements, the IRS has also stated that an employee will be taxed on the value of any economic benefit above and beyond the employer's investment in the contract. We urge you to contact your tax adviser regarding the federal income tax consequences of split dollar arrangements or reverse split dollar arrangements as a result of the recent IRS Notice 2001-10.

   Pension and profit-sharing plans. If a life insurance policy is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Code for the benefit of participants covered under the plan, the federal income tax treatment of such policies will be somewhat different from that described above.

   The reasonable net premium cost for such amount of insurance that is purchased as part of a pension or profit-sharing plan is required to be included annually in the plan participant's gross income. This cost (generally referred to as the "P.S. 58" cost) is reported to the participant annually. If the plan participant dies while covered by the plan and the policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the policy's accumulation value will not be subject to federal income tax. However, the policy's accumulation value will generally be taxable to the extent it exceeds the participant's cost basis in the policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. Special rules may apply if the participant had borrowed from the policy or was an owner-employee under the plan.

   There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax qualified plan. You should consult a qualified tax adviser.

   Other employee benefit programs. Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. These policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with both contingent insureds' consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

   ERISA. Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974, as amended. You should consult a qualified legal adviser.

   Our taxes. We report the operations of Separate Account USL VL-R in our federal income tax return, but we currently pay no income tax on Separate Account USL VL-R's investment income and capital gains, because these items are, for tax purposes, reflected in our variable universal life insurance policy reserves. We currently make no charge to any Separate Account USL VL-R division for taxes. We reserve the right to make a charge in the future for taxes incurred; for example, a charge to Separate Account USL VL-R for income taxes we incur that are allocable to the Policy.

   We may have to pay state, local or other taxes in addition to applicable taxes based on premiums. At present, these taxes are not substantial. If they increase, we may make charges for such taxes when they are attributable to Separate Account USL VL-R or allocable to the Policy.

   Certain Mutual Funds in which your accumulation value is invested may elect to pass through to USL taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to USL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld which are also passed through. These credits may provide a benefit to USL.

   When we withhold income taxes. Generally, unless you provide us with an election to the contrary before we make the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your Policy. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory written notification that no such taxes are due.

   In the case of non-resident aliens who own a Policy, the withholding rules may be different. With respect to distributions from modified endowment contracts, non-resident aliens are generally subject to federal income tax withholding at a statutory rate of 30% of the distributed amount. In some cases, the non-resident alien may be subject to lower or even no withholding if the United States has entered into a tax treaty with his or her country of residence.

   Tax changes. The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies. Congress recently passed tax legislation on May 26, 2001 which modified the existing estate tax law. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the contingent insureds or your beneficiary, and are subject to change. Any changes in federal, state, local or foreign tax law or interpretation could have a retroactive effect. We suggest you consult a qualified tax adviser.

VOTING PRIVILEGES

   We are the legal owner of the Funds' shares held in Separate Account USL VL-
R. However, you may be asked to instruct us how to vote the Fund shares held in the various Mutual Funds that are attributable to your Policy at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) your accumulation value invested in that Fund divided by (b) the net asset value of one share of that Fund. Fractional votes will be recognized.

   We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from owners participating in that Fund through Separate Account USL VL-R.

   If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the owner such materials, we will vote the shares as we determine in our sole discretion.

   In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and explain the reasons in our next report to policy owners. USL reserves the right to modify these procedures in any manner that the laws in effect from time to time allow.

YOUR BENEFICIARY

   You name your beneficiary when you apply for a Policy. The beneficiary is entitled to the insurance benefits of the Policy. You may change the beneficiary during the lifetime of either contingent insured unless your previous designation of beneficiary provides otherwise. In this case the previous beneficiary must give us permission to change the beneficiary and then we will accept your instructions. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we may make before we receive it. If no beneficiary is living when the last surviving contingent insured dies, we will pay the insurance proceeds to the owner or the owner's estate.

ASSIGNING YOUR POLICY

   You may assign (transfer) your rights in a Policy to someone else as collateral for a loan or for some other reason. We will not be bound by an assignment unless it is received in writing. You must provide us with two copies of the assignment. We are not responsible for any payment we make or any action we take before we receive a complete notice of the assignment in good order. We are also not responsible for the validity of the assignment. An absolute assignment is a change of ownership. Because there may be unfavorable tax consequences, including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary, you should consult a qualified tax adviser before making an assignment.

MORE ABOUT POLICY CHARGES

   Purpose of our charges. The charges under the Policy are designed to cover, in total, our direct and indirect costs of selling, administering and providing benefits under the Policy. They are also designed, in total, to compensate us for the risks we assume and services that we provide under the Policy. These include:

   . mortality risks (such as the risk that contingent insureds will, on average, die before we expect, thereby increasing the amount of claims we must pay);

   . sales risks (such as the risk that the number of Policies we sell and the premiums we receive net of withdrawals, are less than we expect, thereby depriving us of expected economies of scale);

   . regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable life insurance policies); and

   . expense risks (such as the risk that the costs of administrative services that the Policy requires us to provide will exceed what we currently project).

   The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the Policy as the last surviving contingent insured dies.

   If the charges that we collect from the Policy exceed our total costs in connection with the Policy, we will earn a profit. Otherwise we will incur a loss.

   Although the paragraphs above describe the primary purposes for which charges under the Policies have been designed, these purposes are subject to considerable change over the life of a Policy. We can retain or use the revenues from any charge for any purpose.

   Gender neutral policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, premium class and tobacco user status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer the Platinum Investor Survivor Policy for sale in situations which, under current law, require gender-neutral premiums or benefits.

   Cost of insurance rates. Because of specified amount increases, different cost of insurance rates may apply to different increments of specified amount under your Policy. If so, we attribute your accumulation value proportionately to each increment of specified amount to compute our net amount at risk. See "Monthly insurance charge" on page 7.

   Certain arrangements. Most of the distributors or advisers of the Mutual Funds listed on page of this prospectus make certain payments to us, on a quarterly basis, for certain administrative, Policy, and policy owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. These amounts are paid by the distributors or the advisers, and will not be paid by the Mutual Funds, the divisions or Policy owners. No payments have yet been made under these arrangements, because the number of Policies issued does not require a payment.

EFFECTIVE DATE OF POLICY AND RELATED TRANSACTIONS

   Valuation dates, times, and periods. We compute values under a Policy on each day that the New York Stock Exchange is open for business. We call each such day a "valuation date" or a "business day."

   We compute policy values as of 3:00 p.m., Central time, on each valuation date. We call this our "close of business." We call the time from the close of business on one valuation date to the close of business of the next valuation date a "valuation period."

   Date of receipt. Generally we consider that we have received a premium payment or another communication from you on the day we actually receive it in full and proper order. If we receive it after the close of business on any valuation date, however, we consider that we have received it on the day following that valuation date.

   Commencement of insurance coverage. After you apply for a Policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a Policy to you and, if so, what the contingent insureds' premium classes should be. We will not pay a death benefit under a Policy unless (a) it has been delivered to and accepted by the owner and at least the initial premium has been paid, and (b) at the time of such delivery and payment, there have been no adverse developments in the contingent insureds' health or risk of death. However, if you pay at least the minimum first premium payment with your application for a Policy, we will provide temporary coverage of up to $300,000 provided the contingent insureds meet certain medical and risk requirements. The terms and conditions of this coverage are described in our "Limited

Temporary Life Insurance Agreement." You can obtain a copy from our Administrative Center by writing to the address shown on the first page of this prospectus or from your USL representative.

   Date of issue; Policy months and years. We prepare the Policy only after we approve an application for a Policy and assign an appropriate premium class. The day we begin to deduct charges will appear on page 3 of your Policy and is called the "Date of Issue." Policy months and years are measured from the date of issue. To preserve a younger age at issue for the contingent insureds, we may assign a date of issue to a Policy that is up to 6 months earlier than otherwise would apply.

   Monthly deduction days. Each charge that we deduct monthly is assessed against your accumulation value at the close of business on the date of issue and at the end of each subsequent valuation period that includes the first day of a Policy month. We call these "monthly deduction days."

   Commencement of investment performance. We begin to credit an investment return to the accumulation value resulting from your initial premium payment on the later of (a) the date of issue, or (b) the date all requirements needed to place the Policy in force have been satisfied, including underwriting approval and receipt of the necessary premium. In the case of a backdated Policy, we do not credit an investment return to the accumulation value resulting from your initial premium payment until the date stated in (b) above.

   Effective date of other premium payments and requests that you make. Premium payments (after the first) and transactions made in response to your requests and elections are generally effected at the end of the valuation period in which we receive the payment, request or election and based on prices and values computed as of that same time. Exceptions to this general rule are as follows:

 . Increases you request in the specified amount of insurance, reinstatements of a Policy that has lapsed, and changes in death benefit option take effect on the Policy's monthly deduction day on or next following our approval of the transaction;

 . We may return premium payments, make a partial surrender or reduce the death benefit if we determine that such premiums would cause your Policy to become a modified endowment contract or to cease to qualify as life insurance under federal income tax law or exceed the maximum net amount at risk;

 . If you exercise the right to return your Policy described on the second page of this prospectus, your coverage will end when you deliver it to your USL representative, or if you mailed it to us, the day it is postmarked; and

 . If you pay a premium in connection with a request which requires our approval, your payment will be applied when received rather than following the effective date of the change requested so long as your coverage is in force and the amount paid will not cause you to exceed premium limitations under the Code. If we do not approve your request, no premium will be refunded to you except to the extent necessary to cure any violation of the maximum premium limitations under the Code. We will not apply this procedure to premiums you pay in connection with reinstatement requests.

MORE ABOUT OUR DECLARED FIXED INTEREST ACCOUNT OPTION

   Our general account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Policy's declared fixed interest account option. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our declared fixed interest account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus for your information about our general account or our declared fixed interest account option. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   How we declare interest. We can at any time change the rate of interest we are paying on any accumulation value allocated to our declared fixed interest account option, but it will always be at an effective annual rate of at least 4%.

   Under these procedures, it is possible that at any time different interest rates will apply to different portions of your accumulation value, depending on when each portion was allocated to our declared fixed interest account option. Any charges, partial surrenders, or loans that we take from any accumulation value that you have in our declared fixed interest account option will be taken from each portion in reverse chronological order based on the date that accumulation value was allocated to this option.

DISTRIBUTION OF THE POLICIES

   American General Securities Incorporated ("AGSI") is the principal underwriter of the Policies. AGSI is an affiliate of USL. AGSI's principal office is at 2727 Allen Parkway, Houston, Texas 77019. AGSI was organized as a Texas corporation on March 8, 1983 and is a registered broker-dealer under the Securities Exchange Act of 1934, as amended ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD"). AGSI is also the principal underwriter for USL's Separate Account USL VA-R. This separate account and Separate Account USL VL-R are both registered investment companies. AGSI, as the principal underwriter, is not paid any fees on the Policies.

   We and AGSI have sales agreements with various broker-dealers and banks under which the Policies will be sold by registered representatives of the broker-dealers or employees of the banks. These registered representatives and employees are also required to be authorized under applicable state regulations as life insurance agents to sell variable life insurance. The broker dealers are ordinarily required to be registered with the SEC and must be members of the NASD.

   We pay compensation to broker-dealers and banks for promotion and sales of the Policies. AGSI also has its own registered representatives who will sell the Policies, and we will pay compensation to AGSI for these sales.

   The compensation payable to broker-dealers or banks for sales of the Policies may vary with the sales agreement, but is generally not expected to exceed:

 .  85% of the premiums paid in the first Policy year up to a "target" amount;

 . 3% of the premiums up to the target amount received in each of Policy years two through 10;

 . 3% of the premiums in excess of the target amount received in any of Policy years one through 10;

 .  1.5% of the premiums paid in each Policy year after Policy year 10;

 . 0.20% of the Policy's accumulation value (reduced by any outstanding loans) in the investment options in each of Policy years two through 30; and

 . 0.10% of the Policy's accumulation value (reduced by any outstanding loans) in the investment options in each Policy year after Policy year 30.

   We may pay additional compensation in the event a representative, a broker-dealer or a bank reaches certain premium production levels.

   The target amount is an amount of level annual premium that would be necessary to support the benefits under your Policy, based on certain assumptions that we believe are reasonable.

   The maximum value of any alternative amounts we may pay for sales of the Policies is expected to be equivalent over time to the amounts described above. For example, we may pay a broker-dealer compensation in a lump sum which will not exceed the aggregate compensation described above.

   We pay a comparable amount of compensation to the broker-dealers or banks with respect to any increase in the specified amount of coverage that you request as long as additional premium is paid on the increase. In addition, we may pay broker-dealers or banks expense allowances, bonuses, wholesaler fees and training allowances. We will comply with New York insurance laws and regulations whenever we make these payments.

   We pay the compensation directly to any other selling broker-dealer firm or bank. We pay the compensation from our own resources which does not result in any additional charge to you that is not described beginning on page . Each broker-dealer firm or bank, in turn, may compensate its registered representative or employee who acts as agent in selling you a Policy.

PAYMENT OF POLICY PROCEEDS

   General. We will pay any death benefit, maturity benefit, cash surrender value or loan proceeds within seven days after we receive the last required form or request (and any other documents that may be required for payment of a death benefit). If we do not have information about the desired manner of payment within 60 days after the date we receive notification of the insured person's death, we will pay the proceeds as a single sum, normally within seven days thereafter.

   Delay of declared fixed interest account option proceeds. We have the right, however, to defer payment or transfers of amounts out of our declared fixed interest account option for up to six months. If we delay more than 10 days in paying you such amounts, we will pay interest of at least 3% a year from the date we receive all items we require to make the payment.

   Delay for check clearance. We reserve the right to defer payment of that portion of your accumulation value that is attributable to a payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

   Delay of Separate Account USL VL-R proceeds. We reserve the right to defer payment of any death benefit, loan or other distribution that comes from that portion of your accumulation value that is allocated to Separate Account USL VL-R, if:

 . the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted;

 . an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the accumulation value; or

 . the SEC by order permits the delay for the protection of owners.

   Transfers and allocations of accumulation value among the investment options may also be postponed under these circumstances. If we need to defer calculation of Separate Account USL VL-R values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

   Delay to challenge coverage. We may challenge the validity of your insurance Policy based on any material misstatements in your application or any application for a change in coverage. However,

 . We cannot challenge the Policy after it has been in effect, during either contingent insured's lifetime, for two years from the date the Policy was issued or restored after termination.

 .  We cannot challenge any Policy change that requires evidence of insurability
   (such as an increase in specified amount) after the change has been in effect for two years during either contingent insured's lifetime.

ADJUSTMENTS TO DEATH BENEFIT

   Suicide. If the last surviving contingent insured commits suicide during the first two Policy years, we will limit the death benefit proceeds to the total of all premiums that have been paid to the time of death minus any outstanding Policy loans (plus credit for any unearned interest) and any partial surrenders.

   A new two year period begins if you increase the specified amount. You can increase the specified amount only if both contingent insureds are living at the time of the increase. In this case, if the last surviving contingent insured commits suicide during the first two years following the increase, we will refund the monthly insurance deductions attributable to the increase. The death benefit will then be based on the specified amount in effect before the increase.

   Wrong age or gender. If the age or gender of either contingent insured was misstated on your application for a Policy (or for any increase in benefits), we will adjust any death benefit to be what the monthly insurance charge deducted for the current month would have purchased based on the correct information.

   Death during grace period. We will deduct from the insurance proceeds any monthly charges that remain unpaid because the last surviving contingent insured died during a grace period.

ADDITIONAL RIGHTS THAT WE HAVE

   We have the right at any time to:

   . transfer the entire balance in an investment option in accordance with any transfer request you make that would reduce your accumulation value for that option to below $500;

   . transfer the entire balance in proportion to any other investment options you then are using, if the accumulation value in an investment option is below $500 for any other reason;

   . end the automatic rebalancing feature if your accumulation value falls below $5,000;

   . change the underlying Mutual Fund that any investment option uses;

   . add, delete or limit investment options, combine two or more investment options, or withdraw assets relating to the Policies from one investment option and put them into another;

   . operate Separate Account USL VL-R under the direction of a committee or discharge such a committee at any time;

   . change our underwriting and premium class guidelines;

   . operate Separate Account USL VL-R, or one or more investment options, in any other form the law allows, including a form that allows us to make direct investments. Separate Account USL VL-R may be charged an advisory fee if its investments are made directly rather than through another investment company. In that case, we may make any legal investments we wish; or

   . make other changes in the Policy that in our judgment are necessary or appropriate to ensure that the Policy continues to qualify for tax treatment as life insurance, or that do not reduce any cash surrender value, death benefit, accumulation value, or other accrued rights or benefits.

   You will be notified as required by law if there are any material changes in the underlying investments of an investment option that you are using. We intend to comply with all applicable laws in making any changes and, if necessary, we will seek policy owner approval.

PERFORMANCE INFORMATION

   From time to time, we may quote performance information for the divisions of Separate Account USL VL-R in advertisements, sales literature, or reports to owners or prospective investors.

   We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical owner's cash value or death benefit. We also may present the yield or total return of the division based on a hypothetical investment in a Policy. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the division or the Mutual Funds in which it invests. The performance information shown may reflect the deduction of one or more charges, such as the premium charge, and we generally expect to exclude costs of insurance charges because of the individual nature of these charges.

   We may compare a division's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of USL's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

   Performance information for any division reflects the performance of a hypothetical Policy and is not illustrative of how actual investment performance would affect the benefits under your Policy. You should not consider such performance information to be an estimate or guarantee of future performance.

OUR REPORTS TO POLICY OWNERS

   Shortly after the end of each Policy year, we will mail you a report that includes information about your Policy's current death benefit, accumulation value, cash surrender value and policy loans. We will send you notices to confirm premium payments, transfers and certain other Policy transactions. We will mail to you at your last known address of record, these and any other reports and communications required by law. You should give us prompt written notice of any address change.

USL'S MANAGEMENT

   The directors, executive officers, and (to the extent responsible for variable life operations) the other principal officers of USL are listed below.


NAME                                                  BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------
Rodney O. Martin, Jr.                                 Director and Chairman of the Board of USL since June 1997.
                                                      Chief Executive Officer of USL since March 2000.
                                                      President and CEO of American General Life Insurance
                                                      Company (August 1996 - July 1998). President of American
                                                      General Life Insurance Company of New York (November 1995
                                                      - August 1996).  Vice President Agencies, with Connecticut
                                                      Mutual Life Insurance Company (1990 - 1995).

Donald W. Britton                                     President of USL since September 1999.  Director of USL
                                                      since June 1999. Director of American General Life
                                                      Insurance Company since April 1999 and President since
                                                      April 2000.  President of First Colony Life, Lynchburg,
                                                      Virginia (1996 - April 1999) and Executive Vice President
                                                      of First Colony Life (1992 - 1996).

David J. Dietz                                        President - Individual Insurance Operations of USL since
                                                      September 1997. Director of USL since November 1997.
                                                      President of Prudential Select Life, Newark New Jersey
                                                      (August 1990 - September 1997).

William M. Keeler                                     President - Group Insurance Operations of USL since June
                                                      1998. President and Chief Executive Officer of American
                                                      General Indemnity Company, USLIFE Agency Services and
                                                      American General Assurance Company, Schaumburg, Illinois
                                                      since July 1998. President and Chief Executive Officer of
                                                      USLIFE Indemnity Company (May 1995 - May 1998.)

David A. Fravel                                       Executive Vice President of USL since September 1998 and a
                                                      Director of USL since November 1997. Director and Senior
                                                      Vice President of American General Life Insurance Company
                                                      since November 1996. Elected Executive Vice President in
                                                      April, 1998. Senior Vice President Massachusetts Mutual,
                                                      Springfield, Missouri (March 1996 - June 1996); Vice
                                                      President, New Business, Connecticut Mutual Life,
                                                      Hartford, Connecticut (December 1978 - March 1996).

NAME                                                  BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------
David L. Herzog                                       Director and Executive Vice President and Chief Financial
                                                      Officer of USL since March 2000.  Executive Vice President and Chief Financial Officer of American General Life
                                                      Insurance Company since February 2000.  Vice President of
                                                      General American, St. Louis, Missouri (June 1991 -
                                                      February 2000).

John V. LaGrasse                                      Director of USL since September 1999.  Executive Vice
                                                      President and Chief Technology Officer of USL since June
                                                      1998.  Director, Senior Vice President and Chief Systems
                                                      Officer of American General Life Insurance Company since
                                                      August 1996. Elected Executive Vice President in July,
                                                      1998. Prior thereto, Director of Citicorp Insurance
                                                      Services, Inc., Dover, Delaware (1986 - 1996).

Gary D. Reddick                                       Director and Executive Vice President of USL since March
                                                      2001. Executive Vice President of American General Life
                                                      Insurance Company since April 1998. Vice Chairman since
                                                      July 1997 and Executive Vice President-Administration of
                                                      the Franklin Life Insurance Company since February 1995.

Don M. Ward                                           Executive Vice President of USL since March 2000.  Elected
                                                      Executive Vice President of American General Life
                                                      Insurance Company in April 2000. Senior Vice President -
                                                      Variable Products - Marketing of American General Life
                                                      Insurance Company in (February 1998 - April 2000). Vice
                                                      President of Pacific Life Insurance Company, Newport
                                                      Beach, CA (1991 - February 1998).

Wayne A. Barnard                                      Senior Vice President of USL since September 1998.  Senior
                                                      Vice President of American General Life Insurance Company
                                                      since November 1997 and Vice President since February,
                                                      1991.

Robert M. Beuerlein                                   Senior Vice President and Chief Actuary of USL since
                                                      September 1999.  Senior Vice President and Chief Actuary
                                                      of American General Life Insurance Company since September
                                                      1999. Previously held position of Vice President of
                                                      American General Life Insurance Company since December
                                                      1998.  Director, Senior Vice President and Chief Actuary
                                                      of The Franklin Life Insurance Company, Springfield,
                                                      Illinois (January 1991 - June 1999).

NAME                                                  BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------
Felix C. Curcuru                                      Senior Vice President of USL since 1967.

William F. Guterding                                  Senior Vice President and Chief Underwriting Officer of
                                                      USL since October of 1991.

Robert F. Herbert, Jr.                                Senior Vice President of USL since September 1998 and a
                                                      Director of USL since June 1997.  Director, Senior Vice
                                                      President and Treasurer of American General Life Insurance
                                                      Company since May 1996, and Controller and Actuary from
                                                      June 1988 to May 1996.

William J. Leary                                      Senior Vice President of USL since June 1999.  Vice
                                                      President of Aetna U.S. Healthcare, Hartford, Connecticut
                                                      (1995 - 1999).  Vice President of Healthnetwork, Oakbrook,
                                                      Illinois (1994 - 1995).

Simon J. Leech                                        Senior Vice President of USL since September 1998. In July
                                                      1997 named as Senior Vice President - Houston Service
                                                      Center for American General Life Insurance Company.
                                                      Various positions with American General Life Insurance
                                                      Company since 1981, including Director of Policy Owners'
                                                      Service Department in 1993, and Vice President - Policy
                                                      Administration in 1995.

Randy J. Marash                                       Senior Vice President of USL since July 1991.

Robert Stuchiner                                      Senior Vice President of USL since September 1998.  Chief
                                                      Marketing Office of TowerMark Brokerage Services, Inc.,
                                                      New York, New York (September 1990 - September 1998).

Roy Van Washington                                    Senior Vice President and Chief Compliance Officer of USL
                                                      since May 2000. Vice President of Lincoln National Life,
                                                      Fort Wayne, Indiana (August 1989 - May 2000).

William A. Bacas, Sr.                                 Director of USL since June 1997. Partner with Bacas &
                                                      Krogmann, Attorneys at Law, Glens Falls, NY since 1972.

Ronald E. Blaylock                                    Director of USL since November 2000.  Chairman and Chief
                                                      Executive Officer of Blaylock & Partners, L.P, New York,
                                                      New York since 1993.

J. Edward Easler, II                                  Director of USL since July 2001. Director of AGC, Houston,
                                                      Texas since December 1998.  President of The Easler Group,
                                                      Atlanta, Georgia since September 2000.

Patricia O. Ewers                                     Director of USL since June 1997.  President of Pace
                                                      University, New York, New York since 1990.

NAME                                                  BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------
Thomas H. Fox                                         Director of USL since June 1997.  Currently retired.
                                                      Director of Echo Networks, Inc. since 2000 and Director of
                                                      Swiss Re America Holding Corporation, New York, New York
                                                      since 1992.

William J. O'Hara, Jr.                                Director of USL since June 1997.  Chief Executive Officer
                                                      of A J Tech, Vista, California since 1997. President of
                                                      William J. O'Hara, New York, New York (1992 - 1996).

    The principal business address of each officer listed above is our Home Office; except that the street number for Messrs. Barnard, Fravel, Reddick, LaGrasse, Martin, Herzog and Britton is 2929 Allen Parkway, the street number for Mr. Washington is 2727 Allen Parkway, the street address for Messrs. Herbert, Barnard, Murphy, Beuerlein and Leech is 2727-A Allen Parkway, and the street address for Messrs. Keeler, Curcuru, Leary and Marash is 3600 Rt. 66, Neptune, New Jersey.

PRINCIPAL UNDERWRITER'S MANAGEMENT

The directors and principal officers of the principal underwriter are:

                                    POSITION AND OFFICES
                                    WITH UNDERWRITER,
NAME AND PRINCIPAL                  AMERICAN GENERAL
BUSINESS ADDRESS                    SECURITIES INCORPORATED
------------------                  -----------------------
J. Andrew Kalbaugh                  Director and Chairman,
2727 Allen Parkway                  President and Chief Executive Officer
Houston, TX 77019

Rodney O. Martin, Jr.               Director and Vice Chairman
2929 Allen Parkway
Houston, TX 77019

Donald W. Britton                   Director and Assistant
2929 Allen Parkway                  Vice President
Houston, TX 77019

Royce G. Imhoff, II                 Director
2727-A Allen Parkway
Houston, TX 77019

                                    POSITION AND OFFICES
                                    WITH UNDERWRITER,
NAME AND PRINCIPAL                  AMERICAN GENERAL
BUSINESS ADDRESS                    SECURITIES INCORPORATED
------------------                  -----------------------
Sander J. Ressler                   Vice President,
2727 Allen Parkway                  Chief Compliance Officer and
Houston, TX 77019                   Secretary

Don M. Ward                         Vice President
2727 Allen Parkway
Houston, TX 77019

Lucille S. Martinez                 Treasurer and Controller
2727-A Allen Parkway
Houston, TX 77019

Pauletta P. Cohn                    Assistant Secretary
2727 Allen Parkway
Houston, TX 77019
Robert F. Herbert, Jr.              Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

D. Lynne Walters                    Assistant Tax Officer
2929 Allen Parkway
Houston, TX 77019


LEGAL MATTERS

   We are not involved in any legal proceedings that would be considered material with respect to a policy owner's interest in Separate Account USL VL-R. Pauletta P. Cohn, Esquire, General Counsel, Life Insurance Operations of the American General Life Companies, an affiliate of USL, has opined as to the validity of the Policies.

ACCOUNTING AND AUDITING EXPERTS

   Ernst & Young LLP, independent auditors, have audited our consolidated financial statements at December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, as set forth in their report. We have included our financial statements in the prospectus in reliance on Ernst & Young LLP's report, given on their authority as experts in accounting and auditing. The address of Ernst & Young LLP is 787 Seventh Avenue, New York, New York 10019.

ACTUARIAL EXPERT

   Actuarial matters have been examined by Robert M. Beuerlein who is Senior Vice President and Chief Actuary of USL. His opinion on actuarial matters is filed as an exhibit to the registration statement we have filed with the SEC in connection with the Policies.

SERVICE AGREEMENTS

   American General Life Companies ("AGLC") is party to an existing general services agreement with USL. AGLC, an affiliate of USL, is a business trust established in Delaware on December 30, 2000. Prior to that date, AGLC was a Delaware corporation. Pursuant to this agreement, AGLC provides services to USL, including most of the administrative, data processing, systems, customer services, product development, actuarial, auditing, accounting and legal services for USL and the Policies.

   We have entered into various services agreements with most of the advisers or administrators for the Mutual Funds. We receive fees for the administrative services we perform. These fees do not result in any additional charges under the Policies that are not described under "What charges will USL deduct from my investment in a Policy?"

   We have entered into a services agreement with PIMCO Variable Insurance Trust under which we receive fees paid directly by this Mutual Fund for services we perform.

CERTAIN POTENTIAL CONFLICTS

   The Mutual Funds sell shares to separate accounts of insurance companies (and may sell in the future, certain qualified plans), both affiliated and not affiliated with USL. We currently do not foresee any disadvantages to you arising out of such sales. Differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various owners to conflict For example, violation of the federal tax laws by one separate account investing in the Funds could cause the contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. However, each Mutual Fund has advised us that its board of trustees (or directors) intends to monitor events to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response. If we believe that a Fund's response to any such event insufficiently protects our policy owners, we will see to it that appropriate action is taken to do so as well as report any material irreconcilable conflicts that we know exist to each Mutual Fund as soon as a conflict arises. If it becomes necessary for any separate account to replace shares of any Mutual Fund in which it invests, that Fund may have to liquidate securities in its portfolio on a disadvantageous basis.

FINANCIAL STATEMENTS

   The financial statements of USL contained in this prospectus should be considered to bear only upon the ability of USL to meet its obligations under the Policies. They should not be considered as bearing upon the investment experience of Separate Account USL VL-R. No financial statements of Separate Account USL VL-R are included because, at the date of this prospectus, none of the Divisions of Separate Account USL VL-R were available under the Policies.

                                                                     PAGE TO
FINANCIAL STATEMENTS OF                                            SEE IN THIS
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK    PROSPECTUS
----------------------------------------------------------------   -----------
Unaudited Balance Sheets as of September 30, 2001..................... Q-1

Unaudited Income Statement for the nine months
ended September 30, 2001.............................................. Q-3

Report of Ernst & Young LLP, Independent Auditors..................... F-1

Balance Sheets as of December 31, 2000 and 1999....................... F-2

Statements of Income for the years ended
 December 31, 2000, 1999 and 1998..................................... F-4

Statements of Comprehensive Income for
 the years ended December 31, 2000, 1999, and 1998.................... F-5

Statements of Shareholder's Equity for the years
 ended December 31, 2000, 1999 and 1998............................... F-6

Statements of Cash Flows for the years ended
 December 31, 2000, 1999 and 1998..................................... F-7

Notes to Financial Statements......................................... F-8

        The United States Life Insurance Company in the City of New York

                                 Balance Sheet

                                  (Unaudited)

                                                               SEPTEMBER 30,
                                                                   2001
                                                              --------------
                                                              (In Thousands)
Assets
Investments:
 Fixed maturity securities, at fair value (amortized cost
  - $1,856,545)                                                 $1,927,172
 Equity securities, at fair value (cost - $19,131)                  19,082
 Mortgage loans on real estate                                     124,060
 Policy loans                                                       77,576
 Other long-term investments                                           424
 Short-term investments                                            104,581
                                                                ----------
Total investments                                                2,252,895

Cash                                                                 9,013
Indebtedness from affiliates                                         6,310
Accrued investment income                                           37,839
Accounts and premiums receivable                                   120,583
Reinsurance recoverable                                            670,191
Deferred policy acquisition costs                                  128,481
Property and equipment                                               3,817
Assets held in separate accounts                                     1,985
Other assets                                                        27,770
                                                                ----------
Total assets                                                    $3,258,884
                                                                ==========

        The United States Life Insurance Company in the City of New York

                                 Balance Sheet

                                  (Unaudited)

                                                            SEPTEMBER 30,
                                                                 2001
                                                            --------------
                                                            (In Thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits
     Life and Annuity                                         $1,711,739
     Accident & Health                                           478,444
Other policy claims and benefits payable                          96,921
Other policyholders' funds                                       100,043
Federal income taxes                                             (34,367)
Indebtedness to affiliates                                         4,612
Reinsurance payable                                               79,461
Short-term collateralized financings                              30,824
Liabilities held in separate accounts                              1,985
Other liabilities                                                300,005
                                                              ----------
Total liabilities                                              2,769,667
                                                              ----------
Shareholder's equity:
Common stock, $2 par value, 1,980,658 shares
 authorized, issued, and outstanding                               3,961
Additional paid-in capital                                         8,361
Accumulated other comprehensive income                            21,706
Retained earnings                                                455,189
                                                              ----------
Total shareholder's equity                                       489,217
                                                              ----------
Total liabilities and shareholder's equity                    $3,258,884
                                                              ==========

        The United States Life Insurance Company in the City of New York

                                Income Statement

                                  (Unaudited)

                                                   NINE MONTHS ENDED
                                                   SEPTEMBER 30, 2001
                                                   ------------------
                                                    (In Thousands)
Revenues:
 Premiums and other considerations                     $141,205
 Net investment income                                  111,075
 Net realized investment (losses)                        (6,719)
 Other                                                    5,751
                                                       --------
Total revenues                                          251,312
                                                       --------
Benefits and expenses:
 Benefits                                               154,505
 Operating costs and expenses                            73,181
 Change in control costs                                 13,007
Total benefits and expenses                             240,693
                                                       --------

Income before income tax expense                         10,619

Income tax expense                                        3,669
                                                       --------
Net income                                             $  6,950
                                                       ========

                              FINANCIAL STATEMENTS

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

        The United States Life Insurance Company in the City of New York

                              Financial Statements

                  Years ended December 31, 2000, 1999 and 1998



                                    CONTENTS

Report of Independent Auditors..........................................1

Audited Financial Statements

Balance Sheets..........................................................2
Statements of Income....................................................4
Statements of Comprehensive Income......................................5
Statements of Shareholder's Equity......................................6
Statements of Cash Flows................................................7
Notes to Financial Statements...........................................8

                         Report of Independent Auditors

Board of Directors and Shareholder
The United States Life Insurance Company in the City of New York

We have audited the accompanying balance sheets of The United States Life Insurance Company in the City of New York (an indirectly wholly owned subsidiary of American General Corporation) as of December 31, 2000 and 1999, and the related statements of income, comprehensive income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The United States Life Insurance Company in the City of New York at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.


                                        /s/ ERNST & YOUNG LLP
                                        ---------------------------------
March 16, 2001                          ERNST & YOUNG LLP

        The United States Life Insurance Company in the City of New York

                                 Balance Sheets

                                                           DECEMBER 31
                                                       2000          1999
                                                 ------------------------------
                                                          (In Thousands)

ASSETS
Investments:
  Fixed maturity securities, at fair value
   (amortized cost - $1,807,155 in 2000 and
   $1,688,015 in 1999)                              $1,811,628     $1,665,005

  Equity securities, at fair value (cost -
   $20,394 in 2000 and $13,304 in 1999)                 20,440         13,366

  Mortgage loans on real estate                        122,806        112,031
  Policy loans                                          77,871         82,784
  Investment real estate                                     -          1,556
  Other long-term investments                              424            317
  Short-term investments                                65,815        191,474
                                                 ------------------------------
Total investments                                    2,098,984      2,066,533

Cash                                                    13,099          8,571
Indebtedness from affiliates                             3,946          1,170
Accrued investment income                               33,079         33,724
Accounts and premiums receivable                        93,236         93,275
Reinsurance recoverable                                652,247        629,306
Deferred policy acquisition costs                      144,320        146,686
Property and equipment                                   4,422          4,345
Assets held in separate accounts                         1,880              -
Other assets                                            25,164         18,369
                                                  ------------------------------
Total assets                                        $3,070,377     $3,001,979
                                                  ==============================



See accompanying notes.

                                                           December 31
                                                       2000          1999
                                                 -----------------------------
                                                        (In Thousands)

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
 Future policy benefits
      Life and Annuity                              $1,641,586    $1,675,300
      Accident & Health                                430,575       385,877
 Other policy claims and benefits payable              106,105       117,684
 Other policyholders' funds                            107,440       109,832
 Federal income taxes                                  (36,818)      (50,189)
 Indebtedness to affiliates                              2,791         1,568
 Reinsurance payable                                   108,425       122,852
 Liabilities held in separate accounts                   1,880             -
 Other liabilities                                     250,269       243,988
                                                 -----------------------------
Total liabilities                                    2,612,253     2,606,912
                                                 -----------------------------


Shareholder's equity:
 Common stock, $2 par value, 1,980,658 shares
  authorized, issued, and outstanding                    3,961         3,961
 Additional paid-in capital                              8,361         8,361
 Accumulated other comprehensive income                 (2,437)      (12,915)
 Retained earnings                                     448,239       395,660
                                                 -----------------------------
Total shareholder's equity                             458,124       395,067
                                                 -----------------------------
Total liabilities and shareholder's equity          $3,070,377    $3,001,979
                                                 =============================



See accompanying notes.

        The United States Life Insurance Company in the City of New York

                              Statements of Income

                                                       YEAR ENDED DECEMBER 31
                                                   2000            1999          1998
                                              ------------------------------------------
                                                           (In Thousands)
Revenues:
 Premiums and other considerations               $212,295        $205,554       $594,155
 Net investment income                            162,345         166,695        185,838
 Net realized investment (losses) gains            (4,601)          4,689         (3,951)
 Other                                              7,259           6,330          4,901
                                              ------------------------------------------
Total revenues                                    377,298         383,268        780,943
                                              ------------------------------------------

Benefits and expenses:
 Benefits                                         201,107         203,967        514,020
 Operating costs and expenses                      95,427         124,372        221,115
 Loss on reinsurance settlements                        -               -         59,878
 Litigation settlement                                  -               -         30,689
                                              ------------------------------------------
Total benefits and expenses                       296,534         328,339        825,702
                                              ------------------------------------------
Income (loss) before income tax
  expense (benefit)                                80,764          54,929        (44,759)
Income tax expense (benefit)                       28,185          19,167        (19,308)
                                              ------------------------------------------
Net income (loss)                                $ 52,579        $ 35,762       $(25,451)
                                              ==========================================



See accompanying notes.

        The United States Life Insurance Company in the City of New York

                       Statements of Comprehensive Income

                                                   YEAR ENDED DECEMBER 31
                                                2000            1999            1998
                                           -----------------------------------------
                                                       (In Thousands)

Net income (loss)                            $52,579       $  35,762        $(25,451)
                                           -----------------------------------------

Other comprehensive income (loss):

 Gross change in unrealized gains (losses)    18,668        (162,179)          8,995
 DPAC                                         (6,471)         61,197         (13,917)
 Tax expense (benefit)                         4,269         (35,345)         (1,724)
                                           -----------------------------------------
       Net gain (loss)                         7,928         (65,637)         (3,198)
                                           -----------------------------------------
Less:
 (Losses) gains realized in net               (8,158)          5,321          (4,166)
  income
 DPAC                                          4,235          (4,289)            (85)
 Tax (benefit) expense                        (1,373)            360          (1,489)
                                           -----------------------------------------
       Net (loss) gain                        (2,550)            672          (2,762)
                                           -----------------------------------------
 Change in net unrealized gains (losses)      10,478         (66,309)           (436)
                                           -----------------------------------------

Comprehensive income (loss)                  $63,057       $ (30,547)       $(25,887)
                                           =========================================



See accompanying notes.

        The United States Life Insurance Company in the City of New York

                       Statements of Shareholder's Equity

                                                                   YEAR ENDED DECEMBER 31
                                                            2000            1999            1998
                                                      -----------------------------------------------
                                                                    (In Thousands)
Common stock:
 Balance at beginning of year                              $  3,961        $  3,961        $  3,961
 Change during year                                               -               -               -
                                                      -----------------------------------------------
Balance at end of year                                        3,961           3,961           3,961
                                                      -----------------------------------------------
Additional paid-in capital:
 Balance at beginning of year                                 8,361           8,361           8,361
 Change during year                                               -               -               -
                                                      -----------------------------------------------
Balance at end of year                                        8,361           8,361           8,361
                                                      -----------------------------------------------
Accumulated other comprehensive income:
 Balance at beginning of year                               (12,915)         53,394          53,830
 Change in unrealized gains (losses) on securities           10,478         (66,309)           (436)
                                                      -----------------------------------------------
Balance at end of year                                       (2,437)        (12,915)         53,394
                                                      -----------------------------------------------
Retained earnings:
 Balance at beginning of year                               395,660         457,898         483,349
 Net income (loss)                                           52,579          35,762         (25,451)
 Dividends paid                                                   -         (98,000)              -
                                                      -----------------------------------------------
Balance at end of year                                      448,239         395,660         457,898
                                                      -----------------------------------------------
Total shareholder's equity                                 $458,124        $395,067        $523,614
                                                      ===============================================



See accompanying notes.

        The United States Life Insurance Company in the City of New York

                            Statements of Cash Flows

                                                                               YEAR ENDED DECEMBER 31
                                                              2000                  1999                   1998
                                                       -------------------------------------------------------------
                                                                            (In Thousands)
OPERATING ACTIVITIES
Net income (loss)                                          $    52,579            $    35,762            $   (25,451)
Adjustments to reconcile net income to net cash
 provided by (used in) operating activities:
   Change in accounts and premiums receivable                   14,093                138,588               (167,146)
   Change in future policy benefits                             13,357                (52,714)               174,629
   Amortization of policy acquisition costs                     37,553                 44,123                 66,331
   Policy acquisition costs deferred                           (41,658)               (31,030)               (62,766)
   Change in other policyholders' funds                         (3,033)                 5,927                 22,573
   Provision for deferred income tax expense                     8,139                  2,495                (45,403)
   Depreciation                                                  1,713                  1,294                  1,327
   Amortization                                                 (4,754)                (4,858)                (1,734)
   Change in indebtedness to/from affiliates                    (1,553)                 5,382                 (8,019)
   Change in reinsurance balances                              (37,368)                 4,668               (321,733)
   Net loss (gain) on sale of investments                          366                 (4,689)                 3,951
   Other, net                                                  (11,869)               (21,051)               118,537
                                                       -------------------------------------------------------------
Net cash provided by (used in) operating activities             27,565                123,897               (244,904)
                                                       -------------------------------------------------------------
INVESTING ACTIVITIES
Purchases of investments and loans made                     (5,983,061)            (4,284,385)            (2,833,731)
Sales or maturities of investments and receipts
 from repayment of loans                                     5,964,176              4,286,356              3,183,379
Sales and purchases of property, equipment, and
 software, net                                                  (1,779)                (1,290)                (3,674)
                                                       -------------------------------------------------------------
Net cash (used in) provided by investing activities            (20,664)                   681                345,974
                                                       -------------------------------------------------------------
FINANCING ACTIVITIES
Policyholder account deposits                                  170,698                138,580                131,386
Policyholder account withdrawals                              (173,071)              (161,632)              (232,245)
Dividends paid                                                       -                (98,000)                     -
                                                       -------------------------------------------------------------
Net cash (used in) financing activities                         (2,373)              (121,052)              (100,859)
                                                       -------------------------------------------------------------
Increase in cash                                                 4,528                  3,526                    211
Cash at beginning of year                                        8,571                  5,045                  4,834
                                                       -------------------------------------------------------------
Cash at end of year                                        $    13,099            $     8,571            $     5,045
                                                       =============================================================

Interest paid amounted to approximately $38 thousand, $367 thousand and $5.3 million in 2000, 1999 and 1998 respectively.

See accompanying notes.

        The United States Life Insurance Company in the City of New York

                         Notes to Financial Statements

                               December 31, 2000

NATURE OF OPERATIONS

The United States Life Insurance Company in the City of New York (the "Company") is domiciled in the State of New York. The Company is a wholly owned subsidiary of USLIFE Corporation. Through the acquisition of USLIFE Corporation by American General Corporation (the "Parent Company") on June 17, 1997, American General Corporation became the ultimate parent of the Company.

The Company offers a broad portfolio of individual life and annuity products as well as group and credit insurance.

The individual life line of business includes universal life, variable universal life, level term, whole life and interest sensitive whole life as well as fixed and variable annuities. These individual and annuity products are sold primarily to affluent markets, generally through independent general agencies and producers as well as financial institutions. The Company also provides products for preferred international markets and other target markets through lower cost distribution channels.

Group insurance products include group life, accidental death & dismemberment ("AD&D"), dental, vision and disability coverage and are sold through independent general agents and producers as well as third party administrators. These products are marketed nationwide to employers, professional and affinity associations.

1. ACCOUNTING POLICIES

1.1 PREPARATION OF FINANCIAL STATEMENTS

The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

1.2 INSURANCE CONTRACTS

The insurance contracts accounted for in these financial statements include both long-duration and short-duration contracts.

Long-duration contracts include traditional whole life, endowment, guaranteed renewable term life, universal life, limited payment, and investment contracts. Long-duration

        The United States Life Insurance Company in the City of New York

1. ACCOUNTING POLICIES (CONTINUED)

1.2 INSURANCE CONTRACTS (CONTINUED)

contracts generally require the performance of various functions and services over a period of more than one year.

Short-duration contracts include group major medical, dental, term life, AD&D, excess major medical, hospital indemnity and long-term and short-term disability policies. Short-term contracts generally require the performance of various functions and services over a period of one year or less.

The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

1.3 INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity and equity securities were classified as available-for-sale and recorded at fair value at December 31, 2000, 1999 and 1998. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in accumulated other comprehensive income within shareholder's equity. If the fair value of a security classified as available-for-sale declines below its amortized cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

MORTGAGE LOANS

Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers all non-performing loans and loans for which management has a concern based on its assessment of risk factors, such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review and a formula that reflects past results and current trends.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are considered to be collateral dependent and are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

        The United States Life Insurance Company in the City of New York

1. ACCOUNTING POLICIES (CONTINUED)

1.3 INVESTMENTS (CONTINUED)

POLICY LOANS

Policy loans are reported at unpaid principal balance.

INVESTMENT REAL ESTATE

Investment real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

INVESTMENT INCOME

Interest on fixed maturity securities and performing and restructured mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

REALIZED INVESTMENT GAINS

Realized investment gains (losses) are recognized using the specific-identification method.

1.4 DEFERRED POLICY ACQUISITION COSTS ("DPAC")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

DPAC associated with interest-sensitive life contracts is charged to expense in relation to the estimated gross profits of those contracts. DPAC associated with insurance investment contracts is effectively charged off over the period ending one year beyond the surrender charge period. DPAC associated with all other insurance contracts is charged to expense over the premium-paying period or as the premiums are earned over the life of the contract.

DPAC associated with interest-sensitive life contracts is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within shareholder's equity.

The Company reviews the carrying amount of DPAC on at least an annual basis. Management considers estimated future gross profits or future premiums, future lapse

        The United States Life Insurance Company in the City of New York

1. ACCOUNTING POLICIES (CONTINUED)

1.4 DEFERRED POLICY ACQUISITION COSTS ("DPAC") (CONTINUED)

rates, expected mortality/morbidity, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable.

1.5 PREMIUM RECOGNITION

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC (see Note 1.4). For all other contracts, premiums are recognized when due.

1.6 POLICY AND CONTRACT CLAIMS RESERVES

The Company's insurance and annuity liabilities relate to both long-duration and short-duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

For long-duration contracts such as interest-sensitive life and insurance investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other long-duration contracts are based on estimates of the cost of future policy benefits. Reserves are determined using the net level premium method. Interest assumptions used to compute reserves ranged from 2.25% to 11.25% at December 31, 2000.

Short-duration contracts are rated based on attained age and are guaranteed issue and thus not subject to the normal wear-off mortality/morbidity patterns. No policy reserves other than unearned premium reserves are held. The unearned premium reserve is based on gross premium and is calculated on a pro rata basis.

Incurred but not reported claim reserves are based upon patterns demonstrated through run-out studies. Reserves for open long-term disability claims are based on the 1985 Commissioner Disability Tables, modified for company experience. The interest rate assumption varies by year of incurral, but averages 6.91%.

Waiver of premium reserves for life insurance are based on the 1970 Krieger table, modified for company experience. The interest rate used for waiver of premium reserves is the same as that used for open long-term disability reserves.

        The United States Life Insurance Company in the City of New York

1. ACCOUNTING POLICIES (CONTINUED)

1.7 REINSURANCE

The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

A recoverable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Benefits paid and future policy benefits related to ceded insurance contracts are recorded as reinsurance recoverables. The cost of reinsurance is recognized over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

1.8 PARTICIPATING POLICY CONTRACTS

Participating life insurance accounted for approximately 41.6%, 38.7%, and 36.7% of individual life insurance in force at December 31, 2000, 1999 and 1998 respectively.

The portion of earnings allocated to participating policyholders that cannot be expected to inure to shareholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $2.0 million, $2.2 million and $2.4 million in 2000, 1999 and 1998 respectively.

1.9 INCOME TAXES

The Company was acquired by American General Corporation on June 17, 1997. Following the acquisition, the Company will file a separate life company federal income tax return for five years.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a

        The United States Life Insurance Company in the City of New York

1. ACCOUNTING POLICIES (CONTINUED)

1.9 INCOME TAXES (CONTINUED)

valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. Changes related to fluctuations in fair value of available-for-sale securities are included in accumulated other comprehensive income in shareholder's equity.

1.10 CHANGES IN ACCOUNTING AND REPORTING STANDARDS

In June 1998, the Financial Accounting Standards Board issued SFAS 133, which was amended by Statements 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 and 138, Accounting for Derivative Instruments and Certain Hedging Activities issued in June 1999 and June 2000, respectively (collectively referred to as Statement
133). Statement 133 requires all derivative instruments to be recognized at fair value of a derivative, accounting for which requires all derivative instruments to be recognized at fair value as either assets or liabilities in the balance sheet. Changes in the fair value of a derivative instrument are to be reported as earnings or other comprehensive income, depending upon the intended use of the derivative instrument. This statement is effective for fiscal years beginning after June 15, 2000. Adoption of SFAS 133 is not expected to have a material impact on the Company's results of operations or financial position.

1.11 SEPARATE ACCOUNT BUSINESS

Separate Accounts are assets and liabilities associated with certain contracts, principally variable universal life and variable annuities; for which the investment risk lies solely with the contract holder. Therefore, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to Separate Accounts are excluded from the statements of income, comprehensive income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

1.12 RECLASSIFICATION

Certain prior year amounts have been reclassified to conform to current year presentation.

        The United States Life Insurance Company in the City of New York

2. INVESTMENTS

2.1 Investment Income

Investment income by type of investment was as follows:

                                          2000           1999           1998
                                     ---------------------------------------------
                                                      (In Thousands)
Investment income:
 Fixed maturities                       $135,140       $145,074       $176,449
 Equity securities                         1,597             35             49
 Mortgage loans on real estate             9,270          7,750          5,766
 Investment real estate                      137            744          1,556
 Policy loans                              5,196          5,468          5,521
 Other long-term investments                 156          2,866            310
 Short-term investments                   13,547          8,307          2,742
 Investment income from affiliates           139            370             57
                                     ---------------------------------------------
Gross investment income                  165,182        170,614        192,450
Investment expenses                        2,837          3,919          6,612
                                     ---------------------------------------------
Net investment income                   $162,345       $166,695       $185,838
                                     =============================================


2.2 NET REALIZED INVESTMENT GAINS (LOSSES)

Realized gains (losses) by type of investment were as follows:


                                                2000            1999             1998
                                     ------------------------------------------------
                                                       (In Thousands)
Fixed maturities:
 Gross gains                            $  5,714         $14,200          $ 2,860
 Gross losses                            (13,872)         (8,879)          (7,026)
 DPAC                                      4,235          (4,289)             (85)
                                     ------------------------------------------------
Total fixed maturities                    (3,923)          1,032           (4,251)
Other investments                           (678)          3,657              300
                                     ------------------------------------------------
Net realized investment (losses)
 gains before tax                         (4,601)          4,689           (3,951)
Income tax (benefit) expense              (1,610)          1,641           (1,383)
Net realized investment (losses)
 gains after tax                        $ (2,991)        $ 3,048          $(2,568)
                                     ================================================

        The United States Life Insurance Company in the City of New York

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES


All fixed maturity and equity securities are classified as available-for-sale and reported at fair value (see Note 1.3). Amortized cost and fair value at December 31, 2000 and 1999 were as follows:

                                                 GROSS           GROSS
                                AMORTIZED      UNREALIZED     UNREALIZED        FAIR
                                  COST            GAIN           LOSS           VALUE
                               ----------------------------------------------------------
December 31, 2000                                    (In Thousands)
Fixed maturity securities:
 Corporate securities:
   Investment-grade              $1,360,149        $39,966       $(36,908)     $1,363,207
   Below investment-grade            78,177          1,280        (12,503)         66,954
 Mortgage-backed securities*        191,087          2,471           (453)        193,105
 U.S. government obligations        135,522          7,125              -         142,647
 Foreign governments                 34,487          3,665              -          38,152
 State and political                  4,640             81              -           4,721
  subdivisions
 Redeemable preferred stocks          2,886              -           (251)          2,635
 Derivatives                            207              -              -             207
                               ----------------------------------------------------------
Total fixed maturity             $1,807,155        $54,588       $(50,115)     $1,811,628
 securities
                               ==========================================================
Equity securities                $   20,394        $    60       $    (14)     $   20,440
                               ==========================================================

                                                 GROSS          GROSS
                                AMORTIZED      UNREALIZED     UNREALIZED         FAIR
                                   COST           GAIN           LOSS           VALUE
                                ----------------------------------------------------------
December 31, 1999                                   (In Thousands)
Fixed maturity securities:
 Corporate securities:
   Investment-grade              $1,422,946        $21,597       $(37,943)     $1,406,600
   Below investment-grade           100,502          1,240         (8,904)         92,838
 Mortgage-backed securities*        111,666            256         (1,067)        110,855
 U.S. government obligations          8,699            535            (79)          9,155
 Foreign governments                 36,839          1,447            (77)         38,209
 State and political                  4,466              -           (161)          4,305
  subdivisions
 Redeemable preferred stock           2,897            159            (13)          3,043
                               ----------------------------------------------------------
Total fixed maturity             $1,688,015        $25,234       $(48,244)     $1,665,005
 securities
                                =========================================================
Equity securities                $   13,304        $    62       $      -      $   13,366
                                =========================================================

* Primarily include pass-through securities guaranteed by the U.S. government and government agencies for both December 31, 2000 and 1999.

        The United States Life Insurance Company in the City of New York

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

Net unrealized gains (losses) on securities included in accumulated comprehensive income in shareholder's equity at December 31 were as follows:

                                                      2000             1999
                                                 -------------------------------
                                                         (In Thousands)
Gross unrealized gains                               $ 54,648        $ 25,296
Gross unrealized losses                               (50,129)        (48,244)
DPAC and other fair value adjustments                  (8,267)          3,079
Deferred federal income taxes                           1,311           6,954
                                                 -------------------------------
Net unrealized gains on securities                   $ (2,437)       $(12,915)
                                                 ===============================

The contractual maturities of fixed maturity securities at December 31, 2000 and 1999 were as follows:

                                              2000                          1999
                               ------------------------------------------------------------
                                    AMORTIZED        MARKET       AMORTIZED        MARKET
                                       COST          VALUE           COST          VALUE
                               ------------------------------------------------------------
                                         (In Thousands)                (In Thousands)
Fixed maturity securities,
 excluding mortgage-
 backed securities:
   Due in one year or less        $  123,246     $  124,195     $  168,709     $  168,912
   Due after one year
    through five years               500,288        510,238        346,556        348,443
   Due after five years
    through ten years                352,879        344,782        421,727        409,119
   Due after ten years               639,655        639,308        639,357        627,676
Mortgage-backed securities           191,087        193,105        111,666        110,855
                               ------------------------------------------------------------
Total fixed maturity
 securities                       $1,807,155     $1,811,628     $1,688,015     $1,665,005
                               ============================================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $873.6 million, $779.4 million, and $587.3 million during 2000, 1999, and 1998 respectively.

        The United States Life Insurance Company in the City of New York

2.  INVESTMENTS (CONTINUED)

2.4 INVESTMENT SUMMARY

Investments of the Company were as follows:

                                             December 31, 2000                                  December 31, 1999
                          ------------------------------------------------------------------------------------------------------
                                                                  CARRYING                                            CARRYING
                                  COST          FAIR VALUE         AMOUNT            COST          FAIR VALUE          AMOUNT
                          ------------------------------------------------------------------------------------------------------
                                          (In Thousands)                                     (In Thousands)
Fixed maturities:
 Bonds:
   United States government
    and government agencies
    and authorities            $  135,522       $  142,647       $  142,647       $    8,699       $    9,155       $    9,155

   States, municipalities,
    and political subdivisions      4,640            4,721            4,721            4,466            4,305            4,305
   Foreign governments             34,487           38,152           38,152           36,839           38,209           38,209
   Public utilities               176,848          180,178          180,178          189,957          189,115          189,115
   Mortgage-backed securities     191,087          193,105          193,105          111,666          110,855          110,855
   All other corporate bonds    1,261,478        1,249,983        1,249,983        1,333,491        1,310,323        1,310,323

 Redeemable preferred stocks        2,886            2,635            2,635            2,897            3,043            3,043
 Derivatives                          207              207              207                -                -                -
                               -----------------------------------------------------------------------------------------------
Total fixed maturities          1,807,155        1,811,628        1,811,628        1,688,015        1,665,005        1,665,005

Equity securities:
 Nonredeemable preferred
  stocks                              568              574              574              568              575              575
 Common stocks                     19,826           19,866           19,866           12,736           12,791           12,791
                               -----------------------------------------------------------------------------------------------
Total fixed maturities and
 equity securities              1,827,549       $1,832,068        1,832,068        1,701,319       $1,678,371        1,678,371
                                                ==========                                         ==========
Mortgage loans on real estate*    122,806                           122,806          112,031                           112,031
Investment real estate                  -                                 -            1,556                             1,556
Policy loans                       77,871                            77,871           82,784                            82,784
Other long-term investments           424                               424              317                               317
Short-term investments**           65,815                            65,815          191,474                           191,474
                               ----------                        ---------------------------                        ----------
Total investments              $2,094,465                        $2,098,984       $2,089,481                        $2,066,533
                               ==========                        ===========================                        ==========

* Amount is net of allowance for losses of $0.6 million at December 31, 2000 and 1999 respectively.

** Includes $125 million on deposit to satisfy regulatory requirements at December 31, 1999. There were no short-term investments on deposit at December 31, 2000.

        The United States Life Insurance Company in the City of New York

3. DEFERRED POLICY ACQUISITION COSTS

The balance of DPAC at December 31 and the components of the change reported in operating costs and expenses for the years then ended were as follows:

                                                2000            1999            1998
                                     -----------------------------------------------
                                                       (In Thousands)
Balance at January 1                        $146,686        $ 98,552        $185,243
 Capitalization                               41,658          31,030          62,766
 Amortization                                (37,553)        (44,123)        (66,331)
 Effect of unrealized gains and
  losses on securities                       (10,706)         65,486         (13,832)
 Effect of realized gains and losses           4,235          (4,289)            (85)
 Reinsurance transfer                              -              30         (69,209)
                                     -----------------------------------------------
Balance at December 31                      $144,320        $146,686        $ 98,552
                                     ===============================================

4. FEDERAL INCOME TAXES

4.1 TAX LIABILITIES

Income tax liabilities were as follows:

                                                              December 31
                                                         2000            1999
                                                    -------------------------------
                                                           (In Thousands)
Current tax (recoverable) payable                       $ (4,567)       $ (4,156)
Deferred tax (assets) liabilities, applicable to:
 Net income                                              (30,940)        (39,079)
 Net unrealized investment (losses) gains                 (1,311)         (6,954)
                                                        ------------------------
Total net deferred tax (assets)                          (32,251)        (46,033)
                                                        ------------------------
Total current and deferred tax (assets)
 liabilities                                            $(36,818)       $(50,189)
                                                        ========================

       The United States Life Insurance Company in the City of New York

4. FEDERAL INCOME TAXES (CONTINUED)

4.1 TAX LIABILITIES (CONTINUED)

Components of deferred tax liabilities and assets at December 31 were as follows:

                                                            2000            1999
                                                     -------------------------------
                                                           (In Thousands)
Deferred tax liabilities applicable to:
 Deferred policy acquisition costs                      $ 23,224        $ 49,455
 Basis differential of investments                         2,672          (5,380)
 Other                                                    (4,664)        (10,225)
                                                        ------------------------
Total deferred tax liabilities                            21,232          33,850

Deferred tax assets applicable to:
 Policy reserves                                         (59,441)        (51,387)
 Other                                                     5,958         (28,496)
                                                        ------------------------
Total deferred tax assets                                (53,483)        (79,883)
                                                        ------------------------
Net deferred tax (assets) liabilities                   $(32,251)       $(46,033)
                                                        ========================

A portion of life insurance income earned prior to 1984 is not taxable unless it exceeds certain statutory limitations or is distributed as dividends. Such income, accumulated in policyholders' surplus accounts, totaled $37.8 million at December 31, 2000 and 1999.

At current corporate rates, the maximum amount of tax on such income is approximately $13.2 million. Deferred taxes on these accumulations are not required because no distributions are expected.

        The United States Life Insurance Company in the City of New York

4. FEDERAL INCOME TAXES (CONTINUED)

4.2 TAX EXPENSE

Components of income tax expense (benefit) for the years were as follows:

                                              2000            1999            1998
                                       -----------------------------------------------
                                                       (In Thousands)
Current tax expense                          $20,046         $16,672        $ 26,095
Deferred tax expense (benefit):
 Deferred policy acquisition cost                 65           4,412           2,673
 Policy reserves                               2,123          (1,947)        (12,552)
 Basis differential of investments              (799)         (1,070)            132
 Litigation settlement                             -               -         (10,272)
 Reinsurance transaction                           -               -         (22,133)
 Other, net                                    6,750           1,100          (3,251)
                                             ---------------------------------------
Total deferred tax expense (benefit)           8,139           2,495         (45,403)
                                             ---------------------------------------
Income tax expense (benefit)                 $28,185         $19,167        $(19,308)
                                             =======================================



A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.

                                              2000            1999            1998
                                        -----------------------------------------------
                                                       (In Thousands)
Income tax at statutory percentage
 of GAAP pretax income                       $28,267         $19,225        $(15,666)
Tax-exempt investment income                    (138)           (131)           (121)
Other                                             56              73          (3,521)
                                             ---------------------------------------
Income tax expense (benefit)                 $28,185         $19,167        $(19,308)
                                             =======================================

        The United States Life Insurance Company in the City of New York

4. FEDERAL INCOME TAXES (CONTINUED)

4.3 TAXES PAID

Income taxes paid amounted to approximately $20.5 million, $27.0 million, and $20.5 million in 2000, 1999, and 1998, respectively.

4.4 TAX RETURN EXAMINATIONS

The Internal Revenue Service ("IRS") has completed examinations of the Company's tax returns through 1994. The IRS has begun its audit of the 1995 through June 17, 1997 tax returns during 2000.

5. TRANSACTIONS WITH AFFILIATES

American General Corporation and certain affiliated companies provide services to the Company, principally data processing, investment management, professional and administrative services. During 2000, 1999 and 1998, the Company incurred $32.5 million, $28.8 million and $25.3 million, respectively, for these services. In addition, the Company provides services to certain affiliated companies. During 2000, 1999 and 1998, the Company was reimbursed $10.0 million, $4.3 million and $3.5 million, respectively, for these services. During 2000, the Company transferred a liability to an affiliate and reduced operating expenses by $10.5 million to match the services to be provided by the affiliate.

The Company periodically borrows funds from the Parent Company under an intercompany short-term borrowing agreement entered into during 1997. These borrowings are on demand and are unsecured. Interest is charged on the average borrowing based on the commercial paper rate. At December 31, 2000, no amounts were outstanding under the borrowing agreement.

Affiliated accounts receivable were $3.9 million and $1.2 million in 2000 and 1999, respectively.

Following regulatory approval from the necessary authorities, the Company reinsured 49% of its credit life and credit accident and health business to American General Assurance Company, an affiliate, effective January 1, 1998. This transaction resulted in the cession of approximately 218,000 life policies representing $379.5 million of insurance in-force and approximately 41,000 A&H policies. Assets of approximately $10 million were transferred, which resulted in a pretax loss of approximately $4 million.

Following regulatory approval from the necessary authorities, the Company also reinsured 49% of its New York and 100% of its non-New York group life (excluding permanent policies), group accident and health, and individual accident and health business to American General Assurance Company effective October 1, 1998. This transaction resulted in the cession of approximately 21,000 life policies representing $32.6 billion of insurance in-force

        The United States Life Insurance Company in the City of New York

5. TRANSACTIONS WITH AFFILIATES (CONTINUED)

and approximately 24,000 A&H policies. Assets of approximately $254 million were transferred. The Company received a $13 million ceding commission on this transaction, which resulted in a pretax loss of approximately $56 million.

The losses on these transactions resulted from the pricing of the business to yield a competitive market return.

Amounts recoverable of $492 million and $485 million and amounts payable of $101 million and $109 million, relating to this affiliated reinsurance, are included under the captions "Reinsurance recoverable" and "Reinsurance payable" in the balance sheets at December 31, 2000 and 1999, respectively.

6. ACCIDENT AND HEALTH RESERVES

Activity in the liability for unpaid claims and claim adjustment expenses for the Company's accident and health coverage is summarized as follows:

                                                           YEAR ENDED DECEMBER 31
                                                       2000           1999           1998
                                                ---------------------------------------------
                                                               (In Thousands)
Balance as of January 1, net of reinsurance
 recoverable                                          $20,599        $19,782       $ 85,974
                                                      -------------------------------------
Reinsurance settlements (1)                                 -              -        (43,736)
                                                      -------------------------------------
Add: Incurred losses (2)                               19,626         25,440        135,175
                                                      -------------------------------------
Deduct: Paid losses related to:
 Current year                                           9,881         14,680         93,013
 Prior years                                           12,960          9,943         64,618
                                                      -------------------------------------
   Total paid losses                                   22,841         24,623        157,631
                                                      -------------------------------------
Balance as of December 31, net of reinsurance          17,384         20,599         19,782
 recoverable

Reinsurance recoverable                                36,374         45,019         45,419
                                                      -------------------------------------

Balance as of December 31, gross of
 reinsurance recoverable                              $53,758        $65,618       $ 65,201
                                                      =====================================

(1)   See Note 5.
(2) Substantially all of the Company's incurred claims and claim adjustment expenses relate to the respective current year.

        The United States Life Insurance Company in the City of New York

6. ACCIDENT AND HEALTH RESERVES (CONTINUED)


The liability for unpaid claims and claim adjustment expenses relating to the Company's accident and health business is based on the estimated amount payable on claims reported prior to the date of the balance sheets which have not yet been settled: claims reported subsequent to the date of the balance sheets which have been incurred during the period than ended, and an estimate (based on past experience) of incurred but unreported claims relating to such periods.

7. BENEFIT PLANS

7.1 PENSION PLANS

The Company has non-contributory defined benefit pension plans covering most employees. Pension benefits are based on the participant's compensation and length of credited service.

At December 31, 2000, the plans' assets were invested as follows: (1) 65% in equity mutual funds managed outside the company; (2) 28% in fixed income mutual funds managed by one of American General Corporation's subsidiaries and (3) 6% in American General Common Stock.

The benefit plans have purchased annuity contracts from American General Corporation's subsidiaries to provide approximately $58 million of future annual benefits to certain retirees.


The components of pension expense and underlying assumptions were as follows:


                                                 2000            1999             1998
                                         -------------------------------------------------
                                                        (In Thousands)
Service cost (benefits earned)                $   173         $ 1,050          $   193
Interest cost                                   1,515           2,159            1,205
Expected return on plan assets                 (2,241)         (2,864)          (1,714)
Amortization                                     (323)           (424)            (309)
                                              ----------------------------------------
Pension (income)                              $  (876)        $   (79)         $  (625)
                                              ========================================
Discount rate on benefit obligation              8.00%           7.75%            7.00%
Rate of increase in compensation
 levels                                          4.50%           4.25%            4.25%
Expected long-term rate of return on
 plan assets                                    10.35%          10.35%           10.25%


        The United States Life Insurance Company in the City of New York

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The Company's funding policy is to contribute annually no more than the maximum deductible for federal income tax purposes. The funded status of the plans and the prepaid pension expense included in other assets at December 31 were as follows:

                                                          2000            1999
                                                   -------------------------------
                                                            (In Thousands)
Projected benefit obligation (PBO)                       $19,731         $29,314
Plan assets at fair value                                 21,636          29,789
                                                         -----------------------
Plan assets at fair value in excess of PBO                 1,905             475
Other unrecognized items, net                               (591)            140
                                                         -----------------------
Prepaid pension expense                                  $ 1,314         $   615
                                                         =======================

The change in PBO was as follows:

                                                          2000            1999
                                                    -------------------------------
                                                           (In Thousands)
PBO at January 1                                         $29,314         $18,022
Service and interest costs                                 1,688           3,208
Benefits paid                                             (1,551)         (1,419)
Actuarial (gain) loss                                     (2,685)           (282)
Transfers and other                                       (7,035)          9,785
                                                         -----------------------
PBO at December 31                                       $19,731         $29,314
                                                         =======================

The change in the fair value of plan assets was as follows:

                                                           2000            1999
                                                     -------------------------------
                                                           (In Thousands)
Fair value of plan assets at January 1                   $29,789         $18,110
Actual return on plan assets                               1,066           3,217
Benefits paid                                             (1,552)         (1,419)
Transfers                                                 (7,667)          9,881
                                                         -----------------------
Fair value of plan assets at December 31                 $21,636         $29,789
                                                         =======================

        The United States Life Insurance Company in the City of New York

7. BENEFIT PLANS (CONTINUED)

7.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS


The Company has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. The Company has reserved the right to change or eliminate these benefits at any time.

The life plans are insured through December 31, 1999. A portion of the retiree medical and dental plans is funded through a voluntary employees' beneficiary association (VEBA); the remainder is unfunded and self-insured. All of the retiree medical and dental plans' assets held in the VEBA were invested in readily marketable securities at its most recent balance sheet date.

Postretirement benefit expense (benefit) in 2000, 1999, and 1998 was $(585) thousand, $(574) thousand, and $(290) thousand, respectively. The accrued liability for postretirement benefits was $2.2 million and $5.5 million at December 31, 2000 and 1999, respectively. These liabilities were discounted at the same rates used for the pension plans.

8. FAIR VALUE OF FINANCIAL INSTRUMENTS

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding evaluation of related policyholders liabilities can be misinterpreted.

                                        2000                          1999
                           ------------------------------------------------------------
                                 FAIR         CARRYING         FAIR         CARRYING
                                VALUE          AMOUNT         VALUE          AMOUNT
                           ------------------------------------------------------------
                                    (In Millions)                 (In Millions)
Assets:
 Fixed maturity and
  equity securities              $1,832         $1,832         $1,678         $1,678
 Mortgage loans on real
  estate                         $  123         $  123         $  106         $  112
 Policy loans                    $   78         $   78         $   83         $   83
Liabilities:
 Insurance investment
  contracts                      $  347         $  360         $  447         $  458


        The United States Life Insurance Company in the City of New York

8. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The following methods and assumptions were used to estimate the fair value of financial instruments:

     FIXED MATURITY AND EQUITY SECURITIES


     Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

     MORTGAGE LOANS ON REAL ESTATE

     Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS

     Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions, incorporating market rates.

     INSURANCE INVESTMENT CONTRACTS

     Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

        The United States Life Insurance Company in the City of New York

9. STATUTORY FINANCIAL INFORMATION; DIVIDEND PAYING CAPABILITY

The Company's statutory basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the State of New York Insurance Department. "Prescribed" statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications by the NAIC. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, from company to company within a state, and may change in the future. There were no material permitted practices utilized by the Company in 2000, 1999 or 1998.

Policyholder's surplus and net income, as reported to the domiciliary state insurance department in accordance with its prescribed or permitted statutory accounting practices is summarized as follows:

                                                2000           1999           1998
                                         ---------------------------------------------
                                                      (In Thousands)
Statutory net income for the year           $ 54,623       $ 48,003       $ 31,151
Statutory surplus at year-end               $226,434       $146,841       $212,130

Statutory accounting practices require acquisition costs on new business (including commissions and underwriting and issue costs) to be charged to expense when incurred. Regulatory net income includes income (loss) attributed to participating policyholders of $2.8 million, $(2.0) million and $(6.0) million in 2000, 1999 and 1998, respectively. The 2000 gain is primarily the result of less conservative reserving requirements adopted by New York State. The 1999 and 1998 losses were primarily a result of higher levels of sales of participating term insurance products. Regulatory equity capital includes capital attributed to participating policyholders of $(29.7) million, $(45.4) million and $(37.0) million at December 31, 2000, 1999 and 1998 respectively. Capital attributed to participating policyholders is not available for payment of dividends to shareholders.

The Company is subject to New York Business Corporation Law, which imposes restrictions on shareholder dividends. The maximum amount of dividends that can be paid by New York domiciled life insurance companies without the prior approval of the New York State Superintendent of Insurance in a calendar year is the lesser of: (1) 10% of surplus as regards policyholders as of the immediately preceding calendar year or (2) the net gain from operations of such insurer for the immediately preceding calendar year. The Company did not pay any dividends in 2000 or 1998. The Company paid $98 million in dividends in 1999.

        The United States Life Insurance Company in the City of New York

9. STATUTORY FINANCIAL INFORMATION; DIVIDEND PAYING CAPABILITY (CONTINUED)

The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The New York Department of Insurance has adopted the provisions of the revised manual except where there are conflicts with the provisions of New York Insurance Law, the most significant being deferred taxes. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the company uses to prepare their statutory-basis financial statements. Management believes the impact of these changes to the Company's statutory-basis capital and surplus as of January 1, 2001 will not be significant based on current New York Insurance Law.

10. LEASES

The Company has various leases for office space and facilities. At December 31, 2000 the future minimum rental commitments under all of the Company's noncancellable leases were as follows:


                  YEAR ENDED
                  DECEMBER 31
        -----------------------------------------------
                                          (In Thousands)

                   2001                          $2,047
                   2002                           2,069
                   2003                           1,987
                   2004                            (589)
                   2005                            (645)
                   Thereafter                      (645)
                                                 ------
                            Total                $4,224
                                                 ======

Rent expense incurred in 2000, 1999 and 1998 was $4.7 million, $4.7 million and $4.6 million, respectively.

11. COMMITMENTS AND CONTINGENCIES


In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. On December 16, 1998, American General Corporation announced that certain of its life insurance subsidiaries had entered into agreements to resolve all pending market conduct class action lawsuits. All of these settlements were finalized in 1999.

        The United States Life Insurance Company in the City of New York

11. COMMITMENTS AND CONTINGENCIES (CONTINUED)

In conjunction with the 1998 agreement, the Company recorded a charge of $30.7 million ($19.9 million after-tax) in the fourth quarter of 1998. The charge covers the cost of policyholder benefits and other anticipated expenses resulting from the proposed settlements, as well as other administrative and legal costs.

The litigation liability was reduced by payments of $17.7 million and $2.5 million in 1999 and 2000, respectively. The remaining balance of $11.7 million and $9.2 million at December 31, 1999 and 2000, respectively, was included in other liabilities on the Company's balance sheet.

In addition to the charges recorded in 1998, the Company will incur additional expenses for claim administration, outside counsel and actuarial services, and regulatory expenses, related to the resolution of the litigation, which will be recorded as incurred. Such expenses are not expected to have a material adverse effect on the Company's financial position or results of operations.

In 1997, prior to the acquisition by American General Corporation, USLIFE Corporation entered the workers' compensation reinsurance business. In 1998, the Company discontinued writing new workers' compensation reinsurance business. The largest workers' compensation contract was a quota share reinsurance agreement with Superior National Insurance Group (Superior National), effective May 1, 1998. On November 29, 1999, the Company initiated an arbitration proceeding to rescind this contract from its inception, based in part on misrepresentations and nondisclosures which the Company believes were made by Superior National.

In 2000, the California Department of Insurance ordered seizure of Superior National's insurance subsidiaries as a result of their financial condition and Superior National Insurance Group, Inc. voluntarily filed for bankruptcy.

Through the arbitration with Superior National, the Company plans to fully pursue all remedies. Although management believes, based on the advice of counsel, that the Company will succeed in rescinding the contract, risks and uncertainties remain with respect to the ultimate outcome. In the unlikely event the Company does not prevail in the arbitration, management does not expect the after tax losses from the Company's workers' compensation business to exceed $85 million, after recoveries from reinsurers. In addition, it is the current policy of the Company's ultimate parent, American General Corporation, to manage the capital levels in each of its principal life insurance subsidiaries to a target of 2.5 times the NAIC Company Action Level Risk-Based Capital. If the Company does not prevail in the arbitration, American General Corporation has committed to make contributions to the capital of the Company sufficient to meet its obligations under the treaty.

        The United States Life Insurance Company in the City of New York

11. COMMITMENTS AND CONTINGENCIES (CONTINUED)

The Company is also party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given suit.

12. REINSURANCE

Reinsurance recoverable on paid losses was approximately $5.0 million, $7.5 million, and $10.6 million at December 31, 2000, 1999 and 1998, respectively. Reinsurance recoverable on unpaid losses was approximately $36.4 million, $84.0 million, and $81.7 million at December 31, 2000, 1999 and 1998, respectively. The effect of reinsurance on benefits to policyholders and beneficiaries was $317 million, $357 million, and $131 million during 2000, 1999 and 1998, respectively.

The Company terminated its participation in both the Federal Employee Government Life Insurance (FEGLI) and State Government Life Insurance (SGLI) pools in 1998. The assumed premiums for these pools in 1998 were $19.5 million and $2.5 million, respectively.

The Company participates in several reinsurance pools. These pools are managed and administered by reinsurance intermediaries on behalf of the Company. The pools involved various coverages including life, medical and disability.

        The United States Life Insurance Company in the City of New York

12. REINSURANCE (CONTINUED)

Reinsurance transactions for the years ended December 31, 2000, 1999 and 1998 were as follows:


                                               2000                  1999                   1998
                                      -------------------------------------------------------------------
                                                             (In Thousands)
LIFE INSURANCE IN FORCE
      Gross                                  $73,348,279           $71,277,741            $70,948,300
      Assumed                                          -                     -                      -
      Ceded                                   48,226,467            44,938,362             44,441,277
                                             --------------------------------------------------------
      Net                                    $25,121,812           $26,339,379            $26,507,023
                                             ========================================================
LIFE AND ANNUITY PREMIUMS
      Gross                                  $   222,111           $   218,536            $   214,384
      Assumed                                          1                     3                 22,020
      Ceded                                      151,919               151,258                 58,924
                                             --------------------------------------------------------
      Net                                    $    70,193           $    67,281            $   177,480
                                             ========================================================
A&H PREMIUMS
 Written
      Gross                                  $   399,864           $   443,363            $   459,562
      Assumed                                     13,859                17,335                170,120
      Ceded                                      360,820               401,656                285,628
                                             --------------------------------------------------------
      Net                                    $    52,903           $    59,042            $   344,054
                                             ========================================================
 Earned
      Gross                                  $   391,406           $   437,454            $   452,348
      Assumed                                     15,040                17,498                168,331
      Ceded                                      354,235               396,408                276,313
                                             --------------------------------------------------------
      Net                                    $    52,211           $    58,544            $   344,366
                                             ========================================================


13. SUBSEQUENT EVENTS

American General Corporation, the Company's ultimate parent, has declared a two-for-one stock split payable March 1, 2001. Disclosures of the number of shares, option prices, and fair market value prices of American General Corporation common stock in these notes and the accompanying financial statements have not been restated to reflect the stock split.

        The United States Life Insurance Company in the City of New York

13. SUBSEQUENT EVENTS (CONTINUED)

On March 11, 2001, American General Corporation entered into a definitive merger agreement with Prudential plc. Under the agreement, American General Corporation's shareholders will exchange shares of American General Corporation's common stock for 3.6622 shares of Prudential plc common stock.
The transaction, which is subject to shareholder and regulatory approvals, is expected to be completed in third quarter 2001.

                          INDEX OF WORDS AND PHRASES

   This index should help you to locate more information about some of the terms and phrases used in this prospectus.

                                                                      PAGE TO
                                                                    SEE IN THIS
DEFINED TERM                                                         PROSPECTUS
------------                                                        -----------
accumulation value.....................................................  6
Administrative Center..................................................  1
AGLC...................................................................  51
USL....................................................................  30
amount at risk.........................................................  7
automatic rebalancing..................................................  5
basis..................................................................  32
beneficiary............................................................  37
cash surrender value...................................................  21 cash value accumulation test...........................................  16 close of business......................................................  39
Code...................................................................  31
contingent insured.....................................................  4
cost of insurance rates................................................  39 daily charge...........................................................  7
date of issue..........................................................  40
death benefit..........................................................  14
declared fixed interest account option.................................  41 dollar cost averaging..................................................  5
full surrender.........................................................  21
Fund, Funds............................................................  1
guideline premium test.................................................  15 guaranteed minimum death benefit.......................................  17 investment option......................................................  1
joint equal age........................................................  16
lapse..................................................................  17
last surviving contingent insured......................................  4 loan, loan interest....................................................  23
maturity, maturity date................................................  23 modified endowment contract............................................  25 monthly deduction day..................................................  40
monthly guarantee premium..............................................  17 monthly insurance charge...............................................  7
Mutual Fund............................................................  10

                                                                      PAGE TO
                                                                    SEE IN THIS
DEFINED TERM                                                         PROSPECTUS
------------                                                        -----------
option 1, 2............................................................  14
partial surrender......................................................  21
payment option.........................................................  23
planned periodic premium...............................................  16
Policy.................................................................  1
Policy loan............................................................  22
Policy month, year.....................................................  40
premium payments.......................................................  4
reinstate, reinstatement...............................................  17
SEC....................................................................  2
separate account.......................................................  1
Separate Account USL VL-R..............................................  30
seven-pay test.........................................................  31
specified amount.......................................................  14
surrender..............................................................  21
transfers..............................................................  18
uninsurable............................................................  20
USL....................................................................  30
valuation date, period.................................................  39 variable investment option.............................................  1

  We have filed a registration statement relating to Separate Account USL VL-R and the Policy with the SEC. The registration statement, which is required by the Securities Act of 1933, includes additional information that is not required in this prospectus. If you would like the additional information, you may obtain it from the SEC's Website at http://www.sec.gov or main office in Washington, D.C. You will have to pay a fee for the material.

  You should rely only on the information contained in this prospectus or sales materials we have approved. We have not authorized anyone to provide you with information that is different. The policies are not available in all states. This prospectus is not an offer in any state to any person if the offer would be unlawful.

PART II

(OTHER INFORMATION)


UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING

     The United States Life Insurance Company in the City of New York's Bylaws provide in Article XI for indemnification of directors, officers and employees of the Company.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

     The United States Life Insurance Company in the City of New York hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by The United States Life Insurance Company in the City of New York.

CONTENTS OF REGISTRATION STATEMENT
----------------------------------

This Registration Statement contains the following papers and documents:

The facing sheet.
Cross-Reference Table.
Prospectus, consisting of 54 pages of text, plus 35 financial pages of
     The United States Life Insurance Company in the City of New York. The undertaking to file reports.
The Rule 484 undertaking.
Representation pursuant to Section 26(e)(2)(A).
The signatures.
Written Consents of the following persons:

     Independent Auditors

The following exhibits:

     1.  Exhibits required by Article IX, paragraph A of Form N-8B-2:

          (1) The United States Life Insurance Company in the City of New York Board of Directors resolution authorizing the establishment of The United States Life Insurance Company in the City of New York Separate Account USL VL-R and among other things the marketing of variable life products in New York. (3)

          (2)             Not applicable.

          (3)(a) Specimen form of Distribution Agreement by and among The United States Life Insurance Company in the City of New York and American General Distributors, Inc.
                          (7)

          (3)(b) Specimen form of Selling Group Agreement by and among The United States Life Insurance Company in the City of New York, American General Distributors, Inc., and Selling Group Member. (7)

          (3)(c) Schedule of Commissions (incorporated by reference from the text included under the heading "Distribution of the Policies" in the prospectus that is filed as part of this Registration Statement).

          (4)             Not applicable.

          (5) Specimen form of the "Platinum Investor Survivor" Second-to-Die Variable Universal Life Insurance Policy (Policy Form No. 99206N). (7)

          (6)(a) Copy of the Restated Charter of The United States Life Insurance Company in the City of New York). (1)

          (6)(b) Copy of the Bylaws, as amended May 24, 1994, of The United States Life Insurance Company in the City of New York). (1)

          (7)             Not applicable.

          (8)(a)(i) Participation Agreement by and among The United States Life Insurance Company in the City of New York, American General Securities Incorporated, Van Kampen Life Investment Trust, Van Kampen Asset Management, Inc., and Van Kampen Distributors, Inc. (2)

          (8)(a)(ii) Form of Amendment No. 2 to Participation Agreement by and among The United States Life Insurance Company in the City of New York, American General Distributors, Inc., Van Kampen Life Investment Trust, Van Kampen Asset Management Inc., and Van Kampen Distributors, Inc. (7)

          (8)(b)(i) Participation Agreement by and among The United States Life Insurance Company in the City of New York, Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management, Inc., and Miller Anderson & Sherrerd. (2)

          (8)(b)(ii) Form of Amendment No. 2 to Participation Agreement by and among The United States Life Insurance Company in the City of New York, Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management, Inc., and Miller Anderson & Sherrerd. (7)

          (8)(c)(i) Form of Participation Agreement by and among A I M Variable Insurance Funds, Inc., A I M Distributors, Inc., The United States Life Insurance Company in the City of New York, on behalf of itself and its separate accounts, and American General Securities Incorporated. (4)

          (8)(c)(ii) Form of Amendment No. 1 to Participation Agreement by and among A I M Variable Insurance Funds Inc., A I M Distributors, Inc., The United States Life Insurance Company in the City of New York, on behalf of itself and its separate accounts, and American General Securities Incorporated. (7)

          (8)(c)(iii) Form of Agreement with respect to Trademarks and Fund Names by and among A I M Distributors Inc., A I M Variable Insurance Funds Inc., The United States Life Insurance Company in the City of New York and American General Securities Incorporated. (4)

          (8)(d)(i) Form of Participation Agreement among The United States Life Insurance Company in the City of New York, American General Securities Incorporated, American General Series Portfolio Company and The Variable Annuity Life Insurance Company. (4)

          (8)(e) Form of Fund Participation Agreement between The United States Life Insurance Company in the City of New York and Dreyfus Variable Insurance Fund. (4)

          (8)(f)(i) Form of Participation Agreement among MFS Variable Insurance Trust, The United States Life Insurance Company in the City of New York and Massachusetts Financial Services. (4)

          (8)(f)(ii) Form of Amendment No. 1 to Participation Agreement among MFS Variable Insurance Trust, The United States Life Insurance Company in the City of New York and Massachusetts Financial Services Company. (5)

          (8)(g) Form of Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and The United States Life Insurance Company in the City of New York. (4)

          (8)(h)(i) Form of Participation Agreement among The United States Life Insurance Company in the City of New York, American General Securities Incorporated, Safeco Resource Series Trust and Safeco Securities, Inc. (4)

          (8)(h)(ii) Form of Amendment No. 1 to Participation Agreement among The United States Life Insurance Company in the City of New York, American General Distributors, Inc., Safeco Resource Series Trust and Safeco Securities, Inc. (7)

          (8)(i) Form of Administrative Services Agreement between Safeco Asset Management Company and The United States Life Insurance Company in the City of New York. (Filed herewith)

          (8)(j) Form of Administrative Services Agreement between Morgan Stanley Dean Witter Investment Management Inc., Miller Anderson & Sherred, LLP and The United States Life Insurance Company in the City of New York. (4)

          (8)(k) Form of Administrative Services Agreement between Dreyfus Corporation and The United States Life Insurance Company in the City of New York. (4)

          (8)(l) Form of Administrative Services Agreement between The United States Life Insurance Company in the City of New York and A I M Advisors, Inc. (4)

          (8)(m) Form of Administrative Services Agreement between The United States Life Insurance Company in the City of New York and Van Kampen Asset Management Inc., dated as of December 1, 1998. (2)

          (8)(n) Form of Shareholder Services Agreement by and between the United States Life Insurance Company in the City of New York and American Century Investment Services, Inc. (5)

          (8)(o) Form of Fund Participation Agreement by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and The United States Life Insurance Company in the City of New York (5)

          (8)(p)(i) Form of Participation Agreement among Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and The United States Life Insurance Company in the City of New York. (5)

          (8)(p)(ii) Form of Amendment No. 1 to Participation Agreement among Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and The United States Life Insurance Company in the City of New York. (7)

          (8)(q)(i) Form of Participation Agreement among Ayco Asset Management, Ayco Series Trust and The United States Life Insurance Company in the City of New York. (5)

          (8)(q)(ii) Form of Amendment No. 1 to Participation Agreement among Ayco Asset Management, Ayco Series Trust and The United States Life Insurance Company in the City of New York. (7)

          (8)(r) Form of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and The United States Life Insurance Company in the City of New York. (5)

          (8)(s) Form of Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and The United States Life Insurance Company in the City of New York. (5)

          (8)(t) Form of Fund Participation Agreement by and between The United States Life Insurance Company in the City of New York and J.P. Morgan Series Trust II. (5)

          (8)(u) Form of Fund Participation Agreement by and between The United States Life Insurance Company in the City of New York and Janus Aspen Series. (5)

          (8)(v) Form of Participation Agreement by and among The United States Life Insurance Company in the City of New York, Warburg, Pincus Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. (5)

          (8)(w) Form of Participation Agreement by and among The United States Life Insurance Company in the City of New York, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (5)

          (8)(x) Form of Services Agreement by and between Pacific Investment Management Company, LLC and The United States Life Insurance Company in the City of New York.
                          (5)

          (8)(y) Form of Administrative Services Agreement by and between The United States Life Insurance Company in the City of New York and Credit Suisse Asset Management, LLC. (5)

          (8)(z) Form of Administrative Services Agreement by and between Ayco Asset Management and The United States Life Insurance Company in the City of New York. (5)

          (8)(z)(ii) Form of Amendment No. 1 to Administrative Services Agreement by and between Ayco Asset Management, Ayco Series Trust and The United States Life Insurance Company in the City of New York. (7)

          (8)(aa) Form of Service Contract by and between Fidelity Distributors Corporation and The United States Life Insurance Company in the City of New York. (5)

          (8)(bb) Form of Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and The United States Life Insurance Company in the City of New York. (5)

          (8)(cc) Form of Administrative Services Agreement by and between The United States Life Insurance Company in the City of New York and Morgan Guaranty Trust Company of New York. (5)

          (8)(dd) Form of Distribution and Shareholder Services Agreement by and between Janus Distributors, Inc. and The United States Life Insurance Company in the City of New York. (5)

          (8)(ee) Form of PIMCO Variable Insurance Trust Services Agreement by and between The United States Life Insurance Company in the City of New York and PIMCO Variable Insurance Trust. (5)

          (8)(ff) Form of Administrative Services Agreement by and between Neuberger Berman Management Inc. and The United States Life Insurance Company in the City of New York (5)

          (8)(gg)(i) Form of Participation Agreement by and among The United States Life Insurance Company in the City of New York, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (Filed herewith)

          (8)(gg)(ii) Form of Administrative Services Agreement by and between The United States Life Insurance Company in the City of New York and Franklin Templeton Services, LLC. (Filed herewith)

          (9)             Not applicable.

          (10)(a) Specimen form of application for life insurance issued by USL. (3)

          (10)(b)         Specimen form of amended Supplemental Application.
                          (Filed herewith)

          (10)(c)         Form of amended Service Request Form. (Filed herewith)

          (10)(d) Description of The United States Life Insurance Company in the City of New York's Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)
                          (iii). (8)

          (11) Not applicable. Rule 17j(1)(c)(i) of the Investment Company Act of 1940 specifically exempts the Separate Account from adopting a code of ethics.

     Other Exhibits

          2(a) Opinion and Consent of Pauletta P. Cohn, General Counsel, Life Insurance Operations of American General Life Companies. (7)

          2(b)            Opinion and Consent of USL's actuary.  (7)

          3               Not applicable.

          4               Not applicable.

          6               Consent of Independent Auditors.  (Filed herewith)

          7 Powers of Attorney. See footnote (6) for current directors: William A. Bacas, Ronald E. Blaylock, Donald W. Britton, James P. Corcoran, David J. Dietz, Dr. Patricia O. Ewers, Thomas H. Fox, David A. Fravel, Robert F. Herbert, Jr., David L. Herzog, John V. LaGrasse, Rodney O. Martin, Jr. and

                          William J. O'Hara, Jr. See footnote (7) for current directors: Gary D. Reddick and J. Edward Easler, II.

----------------------------------------------------

(1) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-63673) of The United States Life Insurance Company in the City of New York Separate Account USL VA-R filed on September 18, 1998.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 of Form N-4 Registration Statement (File No. 333-63673) of The United States Life Insurance Company in the City of New York Separate Account USL VA-R filed on May 26, 1999.

(3) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-79471) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on May 27, 1999.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 of Form S-6 Registration Statement (File No. 333-79471) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on November 5, 1999.

(5) Incorporated by reference to Post-Effective Amendment No. 2 of Form S-6 Registration Statement (File No. 333-79471) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on October 20, 2000.

(6) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-57062) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on March 15, 2001.

(7) Incorporated by reference to Pre-Effective Amendment No. 1 of Form S-6 Registration Statement (File No. 333-57062) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on October 26, 2001.

(8) Incorporated by reference to Post-Effective Amendment No. 3 of Form S-6 Registration Statement (File No. 333-79471) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on April 24, 2001.

                               POWERS OF ATTORNEY


     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr. and Pauletta P. Cohn and each of them, any one of whom may act without the joinder of the other, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The United States Life Insurance Company in the City of New York Separate Account USL VL-R, certifies that it meets all of the requirements for effectiveness of this amended registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Houston, and State of Texas, on the 3rd day of December, 2001.


                             THE UNITED STATES LIFE INSURANCE
                             COMPANY IN THE CITY OF NEW YORK
                             SEPARATE ACCOUNT USL VL-R
                             (Registrant)

                             BY:  THE UNITED STATES LIFE INSURANCE
                                  COMPANY IN THE CITY OF NEW YORK
                                  (On behalf of the Registrant and itself)



                             BY:/s/  ROBERT F. HERBERT, JR.
                                ---------------------------
                                  Robert F. Herbert, Jr.
                                  Senior Vice President


[SEAL]



ATTEST: /s/  LAUREN W. JONES
        ---------------------
          Lauren W. Jones
          Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                     Title                     Date
---------                     -----                     ----


RODNEY O. MARTIN, JR.*        Director, Chairman and    December 3, 2001
----------------------        Chief Executive Officer
(Rodney O. Martin, Jr.)



DAVID L. HERZOG*              Director, Executive Vice  December 3, 2001
----------------              President and Chief
(David L. Herzog)             Financial Officer




WILLIAM A. BACAS*             Director                  December 3, 2001
-----------------
(William A. Bacas)



RONALD E. BLAYLOCK*           Director                  December 3, 2001
-------------------
(Ronald E. Blaylock)



DONALD W. BRITTON*            Director                  December 3, 2001
------------------
(Donald W. Britton)



DAVID J. DIETZ*               Director                  December 3, 2001
---------------
(David J. Dietz)



J. EDWARD EASLER, II*         Director                  December 3, 2001
----------------------
(J. Edward Easler, II)



DR. PATRICIA O. EWERS*        Director                  December 3, 2001
----------------------
(Dr. Patricia O. Ewers)

THOMAS H. FOX*                Director                  December 3, 2001
--------------
(Thomas H. Fox)



DAVID A. FRAVEL*              Director                  December 3, 2001
----------------
(David A. Fravel)



JOHN V. LAGRASSE*             Director                  December 3, 2001
-----------------
(John V. LaGrasse)



WILLIAM J. O'HARA, JR.*       Director                  December 3, 2001
-----------------------
(William J. O'Hara, Jr.)



GARY D. REDDICK*              Director                  December 3, 2001
-----------------
(Gary D. Reddick)





*/s/  ROBERT F. HERBERT, JR.
----------------------------
By:  Robert F. Herbert, Jr.
       Attorney-in-Fact

EXHIBIT INDEX:

The following exhibits:

     1.  Exhibits required by Article IX, paragraph A of Form N-8B-2:

          (8)(i) Form of Administrative Services Agreement between Safeco Asset Management Company and The United States Life Insurance Company in the City of New York.

          (8)(gg)(i) Form of Participation Agreement by and among The United States Life Insurance Company in the City of New York, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc.

          (8)(gg)(ii) Form of Administrative Services Agreement by and between
                      The United States Life Insurance Company in the City of New York and Franklin Templeton Services, LLC.

          (10)(b)     Specimen form of amended Supplemental Application.

          (10)(c)     Form of amended Service Request Form.

     2.  Other Exhibits

          6           Consent of Independent Auditors.

                                      E-1